Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund V
Entity Central Index Key	0000823535
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
VIP Strategic Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Strategic Income Portfolio
Class Name	VIP Strategic Income Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 1,715,091,665
Holdings Count | shares	1,467
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,715,091,665
Number of Holdings	1,467
Portfolio Turnover	139%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.8 AAA 1.5 AA 2.0 A 1.1 BBB 6.9 BB 13.8 B 15.8 CCC,CC,C 4.8 D 0.0 Not Rated 9.9 Equities 10.0 Short-Term Investments and Net Other Assets (Liabilities) 12.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 21.8 AAA - 1.5 AA - 2.0 A - 1.1 BBB - 6.9 BB - 13.8 B - 15.8 CCC,CC,C - 4.8 D - 0.0 Not Rated - 9.9 Equities - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 12.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 43.0 U.S. Government & Investment Grade-Debt 25.7 Emerging-Markets Debt 15.4 Foreign Developed-Markets Debt 8.4 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 43.0 U.S. Government & Investment Grade-Debt - 25.7 Emerging-Markets Debt - 15.4 Foreign Developed-Markets Debt - 8.4 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 75.1 Germany 3.5 Canada 1.7 United Kingdom 1.5 Mexico 1.5 Brazil 1.1 Saudi Arabia 1.0 Netherlands 0.9 France 0.9 Others 12.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 75.1 Germany - 3.5 Canada - 1.7 United Kingdom - 1.5 Mexico - 1.5 Brazil - 1.1 Saudi Arabia - 1.0 Netherlands - 0.9 France - 0.9 Others - 12.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.0 US Treasury Bonds 5.1 German Federal Republic 3.5 Freddie Mac Multifamily Structured pass-thru certificates 2.4 iShares Broad USD High Yield Corporate Bond ETF 1.1 Canadian Government 1.0 TransDigm Inc 1.0 NVIDIA Corp 0.9 Dutch Government 0.8 United Kingdom of Great Britain and Northern Ireland 0.8 33.6
VIP Strategic Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Strategic Income Portfolio
Class Name	VIP Strategic Income Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 1,715,091,665
Holdings Count | shares	1,467
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,715,091,665
Number of Holdings	1,467
Portfolio Turnover	139%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.8 AAA 1.5 AA 2.0 A 1.1 BBB 6.9 BB 13.8 B 15.8 CCC,CC,C 4.8 D 0.0 Not Rated 9.9 Equities 10.0 Short-Term Investments and Net Other Assets (Liabilities) 12.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 21.8 AAA - 1.5 AA - 2.0 A - 1.1 BBB - 6.9 BB - 13.8 B - 15.8 CCC,CC,C - 4.8 D - 0.0 Not Rated - 9.9 Equities - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 12.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 43.0 U.S. Government & Investment Grade-Debt 25.7 Emerging-Markets Debt 15.4 Foreign Developed-Markets Debt 8.4 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 43.0 U.S. Government & Investment Grade-Debt - 25.7 Emerging-Markets Debt - 15.4 Foreign Developed-Markets Debt - 8.4 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 75.1 Germany 3.5 Canada 1.7 United Kingdom 1.5 Mexico 1.5 Brazil 1.1 Saudi Arabia 1.0 Netherlands 0.9 France 0.9 Others 12.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 75.1 Germany - 3.5 Canada - 1.7 United Kingdom - 1.5 Mexico - 1.5 Brazil - 1.1 Saudi Arabia - 1.0 Netherlands - 0.9 France - 0.9 Others - 12.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.0 US Treasury Bonds 5.1 German Federal Republic 3.5 Freddie Mac Multifamily Structured pass-thru certificates 2.4 iShares Broad USD High Yield Corporate Bond ETF 1.1 Canadian Government 1.0 TransDigm Inc 1.0 NVIDIA Corp 0.9 Dutch Government 0.8 United Kingdom of Great Britain and Northern Ireland 0.8 33.6
VIP Strategic Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Strategic Income Portfolio
Class Name	VIP Strategic Income Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 1,715,091,665
Holdings Count | shares	1,467
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,715,091,665
Number of Holdings	1,467
Portfolio Turnover	139%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.8 AAA 1.5 AA 2.0 A 1.1 BBB 6.9 BB 13.8 B 15.8 CCC,CC,C 4.8 D 0.0 Not Rated 9.9 Equities 10.0 Short-Term Investments and Net Other Assets (Liabilities) 12.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 21.8 AAA - 1.5 AA - 2.0 A - 1.1 BBB - 6.9 BB - 13.8 B - 15.8 CCC,CC,C - 4.8 D - 0.0 Not Rated - 9.9 Equities - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 12.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 43.0 U.S. Government & Investment Grade-Debt 25.7 Emerging-Markets Debt 15.4 Foreign Developed-Markets Debt 8.4 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 43.0 U.S. Government & Investment Grade-Debt - 25.7 Emerging-Markets Debt - 15.4 Foreign Developed-Markets Debt - 8.4 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 75.1 Germany 3.5 Canada 1.7 United Kingdom 1.5 Mexico 1.5 Brazil 1.1 Saudi Arabia 1.0 Netherlands 0.9 France 0.9 Others 12.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 75.1 Germany - 3.5 Canada - 1.7 United Kingdom - 1.5 Mexico - 1.5 Brazil - 1.1 Saudi Arabia - 1.0 Netherlands - 0.9 France - 0.9 Others - 12.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.0 US Treasury Bonds 5.1 German Federal Republic 3.5 Freddie Mac Multifamily Structured pass-thru certificates 2.4 iShares Broad USD High Yield Corporate Bond ETF 1.1 Canadian Government 1.0 TransDigm Inc 1.0 NVIDIA Corp 0.9 Dutch Government 0.8 United Kingdom of Great Britain and Northern Ireland 0.8 33.6
VIP Strategic Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Strategic Income Portfolio
Class Name	VIP Strategic Income Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 1,715,091,665
Holdings Count | shares	1,467
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,715,091,665
Number of Holdings	1,467
Portfolio Turnover	139%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.8 AAA 1.5 AA 2.0 A 1.1 BBB 6.9 BB 13.8 B 15.8 CCC,CC,C 4.8 D 0.0 Not Rated 9.9 Equities 10.0 Short-Term Investments and Net Other Assets (Liabilities) 12.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 21.8 AAA - 1.5 AA - 2.0 A - 1.1 BBB - 6.9 BB - 13.8 B - 15.8 CCC,CC,C - 4.8 D - 0.0 Not Rated - 9.9 Equities - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 12.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 43.0 U.S. Government & Investment Grade-Debt 25.7 Emerging-Markets Debt 15.4 Foreign Developed-Markets Debt 8.4 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 43.0 U.S. Government & Investment Grade-Debt - 25.7 Emerging-Markets Debt - 15.4 Foreign Developed-Markets Debt - 8.4 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 75.1 Germany 3.5 Canada 1.7 United Kingdom 1.5 Mexico 1.5 Brazil 1.1 Saudi Arabia 1.0 Netherlands 0.9 France 0.9 Others 12.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 75.1 Germany - 3.5 Canada - 1.7 United Kingdom - 1.5 Mexico - 1.5 Brazil - 1.1 Saudi Arabia - 1.0 Netherlands - 0.9 France - 0.9 Others - 12.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 17.0 US Treasury Bonds 5.1 German Federal Republic 3.5 Freddie Mac Multifamily Structured pass-thru certificates 2.4 iShares Broad USD High Yield Corporate Bond ETF 1.1 Canadian Government 1.0 TransDigm Inc 1.0 NVIDIA Corp 0.9 Dutch Government 0.8 United Kingdom of Great Britain and Northern Ireland 0.8 33.6
VIP Investor Freedom Retirement Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom Retirement Portfolio℠
Class Name	VIP Investor Freedom Retirement Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom Retirement Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom Retirement Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 74,737,629
Holdings Count | shares	16
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$74,737,629
Number of Holdings	16
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 57.4 Domestic Equity Funds 16.4 International Equity Funds 15.9 Short-Term Funds 10.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.4 Domestic Equity Funds - 16.4 International Equity Funds - 15.9 Short-Term Funds - 10.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 33.4 Fidelity Inflation-Protected Bond Index Fund 15.5 VIP Government Money Market Portfolio - Investor Class 10.3 VIP Overseas Portfolio - Investor Class 9.8 VIP Emerging Markets Portfolio - Investor Class 6.1 Fidelity International Bond Index Fund 4.5 VIP Growth Portfolio - Investor Class 4.3 VIP Growth & Income Portfolio - Investor Class 2.9 Fidelity Long-Term Treasury Bond Index Fund 2.8 VIP Contrafund Portfolio - Investor Class 2.5 92.1
VIP Investor Freedom 2050 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2050 Portfolio℠
Class Name	VIP Investor Freedom 2050 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2050 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2050 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 18,309,706
Holdings Count | shares	10
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$18,309,706
Number of Holdings	10
Portfolio Turnover	45%

Holdings [Text Block]	Domestic Equity Funds 53.0 International Equity Funds 42.0 Bond Funds 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.0 International Equity Funds - 42.0 Bond Funds - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Investor Class 26.8 VIP Growth Portfolio - Investor Class 15.6 VIP Emerging Markets Portfolio - Investor Class 15.2 VIP Growth & Income Portfolio - Investor Class 10.3 VIP Contrafund Portfolio - Investor Class 9.4 VIP Equity Income Portfolio - Investor Class 7.5 VIP Value Portfolio - Investor Class 5.2 Fidelity Long-Term Treasury Bond Index Fund 5.0 VIP Value Strategies Portfolio - Investor Class 2.6 VIP Mid Cap Portfolio - Investor Class 2.4 100.0
VIP Investor Freedom 2045 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2045 Portfolio℠
Class Name	VIP Investor Freedom 2045 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2045 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2045 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 11,281,979
Holdings Count | shares	10
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$11,281,979
Number of Holdings	10
Portfolio Turnover	41%

Holdings [Text Block]	Domestic Equity Funds 52.0 International Equity Funds 41.3 Bond Funds 6.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.0 International Equity Funds - 41.3 Bond Funds - 6.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Investor Class 26.6 VIP Growth Portfolio - Investor Class 15.4 VIP Emerging Markets Portfolio - Investor Class 14.7 VIP Growth & Income Portfolio - Investor Class 10.1 VIP Contrafund Portfolio - Investor Class 9.2 VIP Equity Income Portfolio - Investor Class 7.3 Fidelity Long-Term Treasury Bond Index Fund 6.7 VIP Value Portfolio - Investor Class 5.1 VIP Value Strategies Portfolio - Investor Class 2.6 VIP Mid Cap Portfolio - Investor Class 2.3 100.0
VIP Investor Freedom 2040 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2040 Portfolio℠
Class Name	VIP Investor Freedom 2040 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2040 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2040 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 31,853,165
Holdings Count | shares	14
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$31,853,165
Number of Holdings	14
Portfolio Turnover	39%

Holdings [Text Block]	Domestic Equity Funds 46.0 International Equity Funds 37.3 Bond Funds 16.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 46.0 International Equity Funds - 37.3 Bond Funds - 16.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Investor Class 24.0 VIP Growth Portfolio - Investor Class 13.5 VIP Emerging Markets Portfolio - Investor Class 13.3 VIP Growth & Income Portfolio - Investor Class 9.0 Fidelity Long-Term Treasury Bond Index Fund 8.3 VIP Contrafund Portfolio - Investor Class 8.1 VIP Equity Income Portfolio - Investor Class 6.5 VIP Value Portfolio - Investor Class 4.6 VIP Investment Grade Bond II Portfolio - Investor Class 4.1 VIP Value Strategies Portfolio - Investor Class 2.3 93.7
VIP Investor Freedom 2035 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2035 Portfolio℠
Class Name	VIP Investor Freedom 2035 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2035 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2035 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 41,981,221
Holdings Count | shares	14
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$41,981,221
Number of Holdings	14
Portfolio Turnover	41%

Holdings [Text Block]	Domestic Equity Funds 37.3 International Equity Funds 31.5 Bond Funds 31.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 37.3 International Equity Funds - 31.5 Bond Funds - 31.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Investor Class 20.2 VIP Investment Grade Bond II Portfolio - Investor Class 15.1 VIP Emerging Markets Portfolio - Investor Class 11.3 VIP Growth Portfolio - Investor Class 11.0 Fidelity Long-Term Treasury Bond Index Fund 7.8 VIP Growth & Income Portfolio - Investor Class 7.3 VIP Contrafund Portfolio - Investor Class 6.6 VIP Equity Income Portfolio - Investor Class 5.3 Fidelity Inflation-Protected Bond Index Fund 4.6 VIP Value Portfolio - Investor Class 3.6 92.8
VIP Investor Freedom 2030 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2030 Portfolio℠
Class Name	VIP Investor Freedom 2030 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2030 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2030 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 417,045,043
Holdings Count | shares	14
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$417,045,043
Number of Holdings	14
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 39.2 Domestic Equity Funds 32.5 International Equity Funds 28.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 39.2 Domestic Equity Funds - 32.5 International Equity Funds - 28.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 18.7 VIP Overseas Portfolio - Investor Class 18.1 VIP Emerging Markets Portfolio - Investor Class 10.2 VIP Growth Portfolio - Investor Class 9.6 Fidelity Inflation-Protected Bond Index Fund 8.8 Fidelity Long-Term Treasury Bond Index Fund 7.5 VIP Growth & Income Portfolio - Investor Class 6.3 VIP Contrafund Portfolio - Investor Class 5.7 VIP Equity Income Portfolio - Investor Class 4.6 VIP Value Portfolio - Investor Class 3.2 92.7
VIP Investor Freedom 2025 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2025 Portfolio℠
Class Name	VIP Investor Freedom 2025 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2025 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2025 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 217,118,723
Holdings Count | shares	14
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$217,118,723
Number of Holdings	14
Portfolio Turnover	27%

Holdings [Text Block]	Bond Funds 45.6 Domestic Equity Funds 28.7 International Equity Funds 25.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.6 Domestic Equity Funds - 28.7 International Equity Funds - 25.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 22.0 VIP Overseas Portfolio - Investor Class 16.3 Fidelity Inflation-Protected Bond Index Fund 12.6 VIP Emerging Markets Portfolio - Investor Class 9.4 VIP Growth Portfolio - Investor Class 8.5 Fidelity Long-Term Treasury Bond Index Fund 6.5 VIP Growth & Income Portfolio - Investor Class 5.6 VIP Contrafund Portfolio - Investor Class 5.1 VIP Equity Income Portfolio - Investor Class 4.0 Fidelity International Bond Index Fund 3.3 93.3
VIP Investor Freedom 2020 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2020 Portfolio℠
Class Name	VIP Investor Freedom 2020 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2020 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2020 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 187,206,709
Holdings Count | shares	15
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$187,206,709
Number of Holdings	15
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 52.9 Domestic Equity Funds 25.0 International Equity Funds 22.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.9 Domestic Equity Funds - 25.0 International Equity Funds - 22.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 30.0 VIP Overseas Portfolio - Investor Class 13.9 Fidelity Inflation-Protected Bond Index Fund 13.4 VIP Emerging Markets Portfolio - Investor Class 8.2 VIP Growth Portfolio - Investor Class 7.0 VIP Growth & Income Portfolio - Investor Class 4.6 Fidelity International Bond Index Fund 4.4 VIP Contrafund Portfolio - Investor Class 4.2 Fidelity Long-Term Treasury Bond Index Fund 3.9 VIP Equity Income Portfolio - Investor Class 3.3 92.9
VIP Investor Freedom 2015 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2015 Portfolio℠
Class Name	VIP Investor Freedom 2015 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2015 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2015 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 90,811,504
Holdings Count | shares	16
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$90,811,504
Number of Holdings	16
Portfolio Turnover	26%

Holdings [Text Block]	Bond Funds 56.0 Domestic Equity Funds 21.0 International Equity Funds 19.2 Short-Term Funds 3.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.0 Domestic Equity Funds - 21.0 International Equity Funds - 19.2 Short-Term Funds - 3.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 32.7 Fidelity Inflation-Protected Bond Index Fund 14.2 VIP Overseas Portfolio - Investor Class 12.0 VIP Emerging Markets Portfolio - Investor Class 7.2 VIP Growth Portfolio - Investor Class 5.7 Fidelity International Bond Index Fund 4.5 VIP Government Money Market Portfolio - Investor Class 3.8 VIP Growth & Income Portfolio - Investor Class 3.8 VIP Contrafund Portfolio - Investor Class 3.4 Fidelity Long-Term Treasury Bond Index Fund 3.4 90.7
VIP Investor Freedom 2010 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2010 Portfolio℠
Class Name	VIP Investor Freedom 2010 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investor Freedom 2010 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2010 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 51,654,952
Holdings Count | shares	16
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$51,654,952
Number of Holdings	16
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 57.1 Domestic Equity Funds 17.6 International Equity Funds 16.8 Short-Term Funds 8.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.1 Domestic Equity Funds - 17.6 International Equity Funds - 16.8 Short-Term Funds - 8.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 33.2 Fidelity Inflation-Protected Bond Index Fund 15.2 VIP Overseas Portfolio - Investor Class 10.4 VIP Government Money Market Portfolio - Investor Class 8.5 VIP Emerging Markets Portfolio - Investor Class 6.4 VIP Growth Portfolio - Investor Class 4.6 Fidelity International Bond Index Fund 4.5 VIP Growth & Income Portfolio - Investor Class 3.1 Fidelity Long-Term Treasury Bond Index Fund 3.0 VIP Contrafund Portfolio - Investor Class 2.8 91.7
VIP Investment Grade Bond Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond Portfolio
Class Name	VIP Investment Grade Bond Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
Net Assets	$ 5,112,354,132
Holdings Count | shares	2,468
Investment Company Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$5,112,354,132
Number of Holdings	2,468
Portfolio Turnover	160%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.7 AAA 5.5 AA 0.9 A 8.2 BBB 13.5 BB 3.3 B 1.0 CCC,CC,C 0.0 Not Rated 8.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 61.7 AAA - 5.5 AA - 0.9 A - 8.2 BBB - 13.5 BB - 3.3 B - 1.0 CCC,CC,C - 0.0 Not Rated - 8.2 Short-Term Investments and Net Other Assets (Liabilities) - (2.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.6 Corporate Bonds 23.8 U.S. Government Agency - Mortgage Securities 15.1 Asset-Backed Securities 9.0 CMOs and Other Mortgage Related Securities 7.3 Other Investments 0.2 Preferred Securities 0.1 Options 0.1 Foreign Government and Government Agency Obligations 0.1 Bank Loan Obligations 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.6 Corporate Bonds - 23.8 U.S. Government Agency - Mortgage Securities - 15.1 Asset-Backed Securities - 9.0 CMOs and Other Mortgage Related Securities - 7.3 Other Investments - 0.2 Preferred Securities - 0.1 Options - 0.1 Foreign Government and Government Agency Obligations - 0.1 Bank Loan Obligations - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.3)% United States 90.9 Grand Cayman (UK Overseas Ter) 4.5 Mexico 0.8 Bailiwick Of Jersey 0.8 United Kingdom 0.7 Ireland 0.4 Netherlands 0.4 Japan 0.2 Switzerland 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Grand Cayman (UK Overseas Ter) - 4.5 Mexico - 0.8 Bailiwick Of Jersey - 0.8 United Kingdom - 0.7 Ireland - 0.4 Netherlands - 0.4 Japan - 0.2 Switzerland - 0.2 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.3 US Treasury Bonds 12.3 Fannie Mae Mortgage pass-thru certificates 5.6 Ginnie Mae II Pool 3.9 Freddie Mac Gold Pool 3.7 Freddie Mac Multifamily Structured pass-thru certificates 2.0 Uniform Mortgage Backed Securities 1.4 Bank of America Corp 1.1 JPMorgan Chase & Co 1.0 Morgan Stanley 1.0 66.3
VIP Investment Grade Bond Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond Portfolio
Class Name	VIP Investment Grade Bond Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 5,112,354,132
Holdings Count | shares	2,468
Investment Company Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$5,112,354,132
Number of Holdings	2,468
Portfolio Turnover	160%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.7 AAA 5.5 AA 0.9 A 8.2 BBB 13.5 BB 3.3 B 1.0 CCC,CC,C 0.0 Not Rated 8.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 61.7 AAA - 5.5 AA - 0.9 A - 8.2 BBB - 13.5 BB - 3.3 B - 1.0 CCC,CC,C - 0.0 Not Rated - 8.2 Short-Term Investments and Net Other Assets (Liabilities) - (2.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.6 Corporate Bonds 23.8 U.S. Government Agency - Mortgage Securities 15.1 Asset-Backed Securities 9.0 CMOs and Other Mortgage Related Securities 7.3 Other Investments 0.2 Preferred Securities 0.1 Options 0.1 Foreign Government and Government Agency Obligations 0.1 Bank Loan Obligations 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.6 Corporate Bonds - 23.8 U.S. Government Agency - Mortgage Securities - 15.1 Asset-Backed Securities - 9.0 CMOs and Other Mortgage Related Securities - 7.3 Other Investments - 0.2 Preferred Securities - 0.1 Options - 0.1 Foreign Government and Government Agency Obligations - 0.1 Bank Loan Obligations - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.3)% United States 90.9 Grand Cayman (UK Overseas Ter) 4.5 Mexico 0.8 Bailiwick Of Jersey 0.8 United Kingdom 0.7 Ireland 0.4 Netherlands 0.4 Japan 0.2 Switzerland 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Grand Cayman (UK Overseas Ter) - 4.5 Mexico - 0.8 Bailiwick Of Jersey - 0.8 United Kingdom - 0.7 Ireland - 0.4 Netherlands - 0.4 Japan - 0.2 Switzerland - 0.2 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.3 US Treasury Bonds 12.3 Fannie Mae Mortgage pass-thru certificates 5.6 Ginnie Mae II Pool 3.9 Freddie Mac Gold Pool 3.7 Freddie Mac Multifamily Structured pass-thru certificates 2.0 Uniform Mortgage Backed Securities 1.4 Bank of America Corp 1.1 JPMorgan Chase & Co 1.0 Morgan Stanley 1.0 66.3
VIP Investment Grade Bond Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond Portfolio
Class Name	VIP Investment Grade Bond Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
Net Assets	$ 5,112,354,132
Holdings Count | shares	2,468
Investment Company Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$5,112,354,132
Number of Holdings	2,468
Portfolio Turnover	160%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.7 AAA 5.5 AA 0.9 A 8.2 BBB 13.5 BB 3.3 B 1.0 CCC,CC,C 0.0 Not Rated 8.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 61.7 AAA - 5.5 AA - 0.9 A - 8.2 BBB - 13.5 BB - 3.3 B - 1.0 CCC,CC,C - 0.0 Not Rated - 8.2 Short-Term Investments and Net Other Assets (Liabilities) - (2.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.6 Corporate Bonds 23.8 U.S. Government Agency - Mortgage Securities 15.1 Asset-Backed Securities 9.0 CMOs and Other Mortgage Related Securities 7.3 Other Investments 0.2 Preferred Securities 0.1 Options 0.1 Foreign Government and Government Agency Obligations 0.1 Bank Loan Obligations 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.6 Corporate Bonds - 23.8 U.S. Government Agency - Mortgage Securities - 15.1 Asset-Backed Securities - 9.0 CMOs and Other Mortgage Related Securities - 7.3 Other Investments - 0.2 Preferred Securities - 0.1 Options - 0.1 Foreign Government and Government Agency Obligations - 0.1 Bank Loan Obligations - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.3)% United States 90.9 Grand Cayman (UK Overseas Ter) 4.5 Mexico 0.8 Bailiwick Of Jersey 0.8 United Kingdom 0.7 Ireland 0.4 Netherlands 0.4 Japan 0.2 Switzerland 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Grand Cayman (UK Overseas Ter) - 4.5 Mexico - 0.8 Bailiwick Of Jersey - 0.8 United Kingdom - 0.7 Ireland - 0.4 Netherlands - 0.4 Japan - 0.2 Switzerland - 0.2 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.3 US Treasury Bonds 12.3 Fannie Mae Mortgage pass-thru certificates 5.6 Ginnie Mae II Pool 3.9 Freddie Mac Gold Pool 3.7 Freddie Mac Multifamily Structured pass-thru certificates 2.0 Uniform Mortgage Backed Securities 1.4 Bank of America Corp 1.1 JPMorgan Chase & Co 1.0 Morgan Stanley 1.0 66.3
VIP Investment Grade Bond Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond Portfolio
Class Name	VIP Investment Grade Bond Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 5,112,354,132
Holdings Count | shares	2,468
Investment Company Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$5,112,354,132
Number of Holdings	2,468
Portfolio Turnover	160%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.7 AAA 5.5 AA 0.9 A 8.2 BBB 13.5 BB 3.3 B 1.0 CCC,CC,C 0.0 Not Rated 8.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 61.7 AAA - 5.5 AA - 0.9 A - 8.2 BBB - 13.5 BB - 3.3 B - 1.0 CCC,CC,C - 0.0 Not Rated - 8.2 Short-Term Investments and Net Other Assets (Liabilities) - (2.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.6 Corporate Bonds 23.8 U.S. Government Agency - Mortgage Securities 15.1 Asset-Backed Securities 9.0 CMOs and Other Mortgage Related Securities 7.3 Other Investments 0.2 Preferred Securities 0.1 Options 0.1 Foreign Government and Government Agency Obligations 0.1 Bank Loan Obligations 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.6 Corporate Bonds - 23.8 U.S. Government Agency - Mortgage Securities - 15.1 Asset-Backed Securities - 9.0 CMOs and Other Mortgage Related Securities - 7.3 Other Investments - 0.2 Preferred Securities - 0.1 Options - 0.1 Foreign Government and Government Agency Obligations - 0.1 Bank Loan Obligations - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.3)% United States 90.9 Grand Cayman (UK Overseas Ter) 4.5 Mexico 0.8 Bailiwick Of Jersey 0.8 United Kingdom 0.7 Ireland 0.4 Netherlands 0.4 Japan 0.2 Switzerland 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Grand Cayman (UK Overseas Ter) - 4.5 Mexico - 0.8 Bailiwick Of Jersey - 0.8 United Kingdom - 0.7 Ireland - 0.4 Netherlands - 0.4 Japan - 0.2 Switzerland - 0.2 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.3 US Treasury Bonds 12.3 Fannie Mae Mortgage pass-thru certificates 5.6 Ginnie Mae II Pool 3.9 Freddie Mac Gold Pool 3.7 Freddie Mac Multifamily Structured pass-thru certificates 2.0 Uniform Mortgage Backed Securities 1.4 Bank of America Corp 1.1 JPMorgan Chase & Co 1.0 Morgan Stanley 1.0 66.3
VIP Government Money Market Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Government Money Market Portfolio
Class Name	VIP Government Money Market Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 10,475,490,365
Holdings Count | shares	691
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$10,475,490,365
Number of Holdings	691

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 59.0 8-30 7.8 31-60 5.7 61-90 8.3 91-180 14.9 >180 6.5 Repurchase Agreements 38.0 U.S. Government Agency - Debt 32.1 U.S. Treasury Obligations 32.1 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 38.0 U.S. Government Agency - Debt - 32.1 U.S. Treasury Obligations - 32.1 Net Other Assets (Liabilities) - (2.2)%
VIP Government Money Market Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Government Money Market Portfolio
Class Name	VIP Government Money Market Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 10,475,490,365
Holdings Count | shares	691
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$10,475,490,365
Number of Holdings	691

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 59.0 8-30 7.8 31-60 5.7 61-90 8.3 91-180 14.9 >180 6.5 Repurchase Agreements 38.0 U.S. Government Agency - Debt 32.1 U.S. Treasury Obligations 32.1 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 38.0 U.S. Government Agency - Debt - 32.1 U.S. Treasury Obligations - 32.1 Net Other Assets (Liabilities) - (2.2)%
VIP Government Money Market Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Government Money Market Portfolio
Class Name	VIP Government Money Market Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.27%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%
Net Assets	$ 10,475,490,365
Holdings Count | shares	691
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$10,475,490,365
Number of Holdings	691

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 59.0 8-30 7.8 31-60 5.7 61-90 8.3 91-180 14.9 >180 6.5 Repurchase Agreements 38.0 U.S. Government Agency - Debt 32.1 U.S. Treasury Obligations 32.1 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 38.0 U.S. Government Agency - Debt - 32.1 U.S. Treasury Obligations - 32.1 Net Other Assets (Liabilities) - (2.2)%
VIP Government Money Market Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Government Money Market Portfolio
Class Name	VIP Government Money Market Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Net Assets	$ 10,475,490,365
Holdings Count | shares	691
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$10,475,490,365
Number of Holdings	691

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 59.0 8-30 7.8 31-60 5.7 61-90 8.3 91-180 14.9 >180 6.5 Repurchase Agreements 38.0 U.S. Government Agency - Debt 32.1 U.S. Treasury Obligations 32.1 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 38.0 U.S. Government Agency - Debt - 32.1 U.S. Treasury Obligations - 32.1 Net Other Assets (Liabilities) - (2.2)%
VIP FundsManager 85% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 85% Portfolio
Class Name	VIP FundsManager® 85% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 1,414,202,524
Holdings Count | shares	41
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,414,202,524
Number of Holdings	41
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 53.5 International Equity Funds 33.5 Bond Funds 11.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.5 International Equity Funds - 33.5 Bond Funds - 11.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 40.7 Fidelity Emerging Markets Fund 8.3 Fidelity Overseas Fund 7.6 VIP Investment Grade Bond II Portfolio - Investor Class 4.3 Fidelity Total Bond Fund 4.2 Fidelity Total International Equity Fund 4.0 Fidelity International Capital Appreciation Fund 3.8 Fidelity Stock Selector Small Cap Fund 3.8 Fidelity Enhanced International ETF 3.3 Fidelity International Discovery Fund 2.8 82.8
VIP FundsManager 85% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 85% Portfolio
Class Name	VIP FundsManager® 85% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 1,414,202,524
Holdings Count | shares	41
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,414,202,524
Number of Holdings	41
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 53.5 International Equity Funds 33.5 Bond Funds 11.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.5 International Equity Funds - 33.5 Bond Funds - 11.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 40.7 Fidelity Emerging Markets Fund 8.3 Fidelity Overseas Fund 7.6 VIP Investment Grade Bond II Portfolio - Investor Class 4.3 Fidelity Total Bond Fund 4.2 Fidelity Total International Equity Fund 4.0 Fidelity International Capital Appreciation Fund 3.8 Fidelity Stock Selector Small Cap Fund 3.8 Fidelity Enhanced International ETF 3.3 Fidelity International Discovery Fund 2.8 82.8
VIP FundsManager 85% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 85% Portfolio
Class Name	VIP FundsManager® 85% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 1,414,202,524
Holdings Count | shares	41
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,414,202,524
Number of Holdings	41
Portfolio Turnover	24%

Holdings [Text Block]	Domestic Equity Funds 53.5 International Equity Funds 33.5 Bond Funds 11.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.5 International Equity Funds - 33.5 Bond Funds - 11.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 40.7 Fidelity Emerging Markets Fund 8.3 Fidelity Overseas Fund 7.6 VIP Investment Grade Bond II Portfolio - Investor Class 4.3 Fidelity Total Bond Fund 4.2 Fidelity Total International Equity Fund 4.0 Fidelity International Capital Appreciation Fund 3.8 Fidelity Stock Selector Small Cap Fund 3.8 Fidelity Enhanced International ETF 3.3 Fidelity International Discovery Fund 2.8 82.8
VIP FundsManager 70% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 70% Portfolio
Class Name	VIP FundsManager® 70% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 2,956,257,031
Holdings Count | shares	39
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$2,956,257,031
Number of Holdings	39
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 44.5 International Equity Funds 29.0 Bond Funds 21.7 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 44.5 International Equity Funds - 29.0 Bond Funds - 21.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 33.6 VIP Investment Grade Bond II Portfolio - Investor Class 9.3 Fidelity Total Bond Fund 9.2 Fidelity Emerging Markets Fund 7.3 Fidelity Overseas Fund 6.7 Fidelity Total International Equity Fund 3.3 Fidelity International Capital Appreciation Fund 3.1 Fidelity Stock Selector Small Cap Fund 3.1 Fidelity Enhanced International ETF 2.9 Fidelity International Discovery Fund 2.4 80.9
VIP FundsManager 70% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 70% Portfolio
Class Name	VIP FundsManager® 70% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 2,956,257,031
Holdings Count | shares	39
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$2,956,257,031
Number of Holdings	39
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 44.5 International Equity Funds 29.0 Bond Funds 21.7 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 44.5 International Equity Funds - 29.0 Bond Funds - 21.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 33.6 VIP Investment Grade Bond II Portfolio - Investor Class 9.3 Fidelity Total Bond Fund 9.2 Fidelity Emerging Markets Fund 7.3 Fidelity Overseas Fund 6.7 Fidelity Total International Equity Fund 3.3 Fidelity International Capital Appreciation Fund 3.1 Fidelity Stock Selector Small Cap Fund 3.1 Fidelity Enhanced International ETF 2.9 Fidelity International Discovery Fund 2.4 80.9
VIP FundsManager 70% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 70% Portfolio
Class Name	VIP FundsManager® 70% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 2,956,257,031
Holdings Count | shares	39
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$2,956,257,031
Number of Holdings	39
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 44.5 International Equity Funds 29.0 Bond Funds 21.7 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 44.5 International Equity Funds - 29.0 Bond Funds - 21.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 33.6 VIP Investment Grade Bond II Portfolio - Investor Class 9.3 Fidelity Total Bond Fund 9.2 Fidelity Emerging Markets Fund 7.3 Fidelity Overseas Fund 6.7 Fidelity Total International Equity Fund 3.3 Fidelity International Capital Appreciation Fund 3.1 Fidelity Stock Selector Small Cap Fund 3.1 Fidelity Enhanced International ETF 2.9 Fidelity International Discovery Fund 2.4 80.9
VIP FundsManager 60% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 60% Portfolio
Class Name	VIP FundsManager® 60% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 8,256,538,469
Holdings Count | shares	39
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$8,256,538,469
Number of Holdings	39
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 38.5 Bond Funds 31.7 International Equity Funds 25.1 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 38.5 Bond Funds - 31.7 International Equity Funds - 25.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 28.7 VIP Investment Grade Bond II Portfolio - Investor Class 14.3 Fidelity Total Bond Fund 14.2 Fidelity Emerging Markets Fund 6.2 Fidelity Overseas Fund 5.7 Fidelity Total International Equity Fund 2.9 Fidelity International Capital Appreciation Fund 2.7 Fidelity Stock Selector Small Cap Fund 2.7 Fidelity Enhanced International ETF 2.5 Fidelity International Discovery Fund 2.1 82.0
VIP FundsManager 60% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 60% Portfolio
Class Name	VIP FundsManager® 60% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 8,256,538,469
Holdings Count | shares	39
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$8,256,538,469
Number of Holdings	39
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 38.5 Bond Funds 31.7 International Equity Funds 25.1 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 38.5 Bond Funds - 31.7 International Equity Funds - 25.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 28.7 VIP Investment Grade Bond II Portfolio - Investor Class 14.3 Fidelity Total Bond Fund 14.2 Fidelity Emerging Markets Fund 6.2 Fidelity Overseas Fund 5.7 Fidelity Total International Equity Fund 2.9 Fidelity International Capital Appreciation Fund 2.7 Fidelity Stock Selector Small Cap Fund 2.7 Fidelity Enhanced International ETF 2.5 Fidelity International Discovery Fund 2.1 82.0
VIP FundsManager 60% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 60% Portfolio
Class Name	VIP FundsManager® 60% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 8,256,538,469
Holdings Count | shares	39
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$8,256,538,469
Number of Holdings	39
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 38.5 Bond Funds 31.7 International Equity Funds 25.1 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 38.5 Bond Funds - 31.7 International Equity Funds - 25.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 28.7 VIP Investment Grade Bond II Portfolio - Investor Class 14.3 Fidelity Total Bond Fund 14.2 Fidelity Emerging Markets Fund 6.2 Fidelity Overseas Fund 5.7 Fidelity Total International Equity Fund 2.9 Fidelity International Capital Appreciation Fund 2.7 Fidelity Stock Selector Small Cap Fund 2.7 Fidelity Enhanced International ETF 2.5 Fidelity International Discovery Fund 2.1 82.0
VIP FundsManager 50% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 50% Portfolio
Class Name	VIP FundsManager® 50% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 4,052,638,641
Holdings Count | shares	41
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$4,052,638,641
Number of Holdings	41
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 36.7 Domestic Equity Funds 32.5 International Equity Funds 21.1 Short-Term Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 5.1 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 36.7 Domestic Equity Funds - 32.5 International Equity Funds - 21.1 Short-Term Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 5.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 24.0 VIP Investment Grade Bond II Portfolio - Investor Class 16.8 Fidelity Total Bond Fund 16.7 Fidelity Emerging Markets Fund 5.2 Fidelity Overseas Fund 4.8 Fidelity Investments Money Market Government Portfolio - Institutional Class 4.6 Fidelity Total International Equity Fund 2.4 Fidelity International Capital Appreciation Fund 2.3 Fidelity Stock Selector Small Cap Fund 2.2 Fidelity Enhanced International ETF 2.0 81.0
VIP FundsManager 50% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 50% Portfolio
Class Name	VIP FundsManager® 50% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 4,052,638,641
Holdings Count | shares	41
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$4,052,638,641
Number of Holdings	41
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 36.7 Domestic Equity Funds 32.5 International Equity Funds 21.1 Short-Term Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 5.1 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 36.7 Domestic Equity Funds - 32.5 International Equity Funds - 21.1 Short-Term Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 5.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 24.0 VIP Investment Grade Bond II Portfolio - Investor Class 16.8 Fidelity Total Bond Fund 16.7 Fidelity Emerging Markets Fund 5.2 Fidelity Overseas Fund 4.8 Fidelity Investments Money Market Government Portfolio - Institutional Class 4.6 Fidelity Total International Equity Fund 2.4 Fidelity International Capital Appreciation Fund 2.3 Fidelity Stock Selector Small Cap Fund 2.2 Fidelity Enhanced International ETF 2.0 81.0
VIP FundsManager 50% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 50% Portfolio
Class Name	VIP FundsManager® 50% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 4,052,638,641
Holdings Count | shares	41
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$4,052,638,641
Number of Holdings	41
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 36.7 Domestic Equity Funds 32.5 International Equity Funds 21.1 Short-Term Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 5.1 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 36.7 Domestic Equity Funds - 32.5 International Equity Funds - 21.1 Short-Term Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 5.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Stock Selector Portfolio - Investor Class 24.0 VIP Investment Grade Bond II Portfolio - Investor Class 16.8 Fidelity Total Bond Fund 16.7 Fidelity Emerging Markets Fund 5.2 Fidelity Overseas Fund 4.8 Fidelity Investments Money Market Government Portfolio - Institutional Class 4.6 Fidelity Total International Equity Fund 2.4 Fidelity International Capital Appreciation Fund 2.3 Fidelity Stock Selector Small Cap Fund 2.2 Fidelity Enhanced International ETF 2.0 81.0
VIP FundsManager 40% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 40% Portfolio
Class Name	VIP FundsManager® 40% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 72,207,834
Holdings Count | shares	32
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$72,207,834
Number of Holdings	32
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 41.9 Domestic Equity Funds 26.8 International Equity Funds 17.3 Short-Term Funds 9.6 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 41.9 Domestic Equity Funds - 26.8 International Equity Funds - 17.3 Short-Term Funds - 9.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 19.4 Fidelity Total Bond Fund 19.3 VIP Stock Selector Portfolio - Investor Class 19.3 Fidelity Investments Money Market Government Portfolio - Institutional Class 9.6 Fidelity Emerging Markets Fund 4.6 Fidelity Overseas Fund 3.8 Fidelity Inflation-Protected Bond Index Fund 2.0 Fidelity Total International Equity Fund 1.9 Fidelity Stock Selector Small Cap Fund 1.9 Fidelity International Capital Appreciation Fund 1.8 83.6
VIP FundsManager 40% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 40% Portfolio
Class Name	VIP FundsManager® 40% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 72,207,834
Holdings Count | shares	32
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$72,207,834
Number of Holdings	32
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 41.9 Domestic Equity Funds 26.8 International Equity Funds 17.3 Short-Term Funds 9.6 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 41.9 Domestic Equity Funds - 26.8 International Equity Funds - 17.3 Short-Term Funds - 9.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 19.4 Fidelity Total Bond Fund 19.3 VIP Stock Selector Portfolio - Investor Class 19.3 Fidelity Investments Money Market Government Portfolio - Institutional Class 9.6 Fidelity Emerging Markets Fund 4.6 Fidelity Overseas Fund 3.8 Fidelity Inflation-Protected Bond Index Fund 2.0 Fidelity Total International Equity Fund 1.9 Fidelity Stock Selector Small Cap Fund 1.9 Fidelity International Capital Appreciation Fund 1.8 83.6
VIP FundsManager 40% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 40% Portfolio
Class Name	VIP FundsManager® 40% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 72,207,834
Holdings Count | shares	32
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$72,207,834
Number of Holdings	32
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 41.9 Domestic Equity Funds 26.8 International Equity Funds 17.3 Short-Term Funds 9.6 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 41.9 Domestic Equity Funds - 26.8 International Equity Funds - 17.3 Short-Term Funds - 9.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 19.4 Fidelity Total Bond Fund 19.3 VIP Stock Selector Portfolio - Investor Class 19.3 Fidelity Investments Money Market Government Portfolio - Institutional Class 9.6 Fidelity Emerging Markets Fund 4.6 Fidelity Overseas Fund 3.8 Fidelity Inflation-Protected Bond Index Fund 2.0 Fidelity Total International Equity Fund 1.9 Fidelity Stock Selector Small Cap Fund 1.9 Fidelity International Capital Appreciation Fund 1.8 83.6
VIP FundsManager 30% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 30% Portfolio
Class Name	VIP FundsManager® 30% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 42,742,817
Holdings Count | shares	31
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$42,742,817
Number of Holdings	31
Portfolio Turnover	33%

Holdings [Text Block]	Bond Funds 47.1 Domestic Equity Funds 20.8 Short-Term Funds 14.0 International Equity Funds 13.3 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 47.1 Domestic Equity Funds - 20.8 Short-Term Funds - 14.0 International Equity Funds - 13.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Total Bond Fund 22.0 VIP Investment Grade Bond II Portfolio - Investor Class 22.0 VIP Stock Selector Portfolio - Investor Class 14.5 Fidelity Investments Money Market Government Portfolio - Institutional Class 14.0 Fidelity Emerging Markets Fund 3.6 Fidelity Overseas Fund 2.8 Fidelity Inflation-Protected Bond Index Fund 1.9 Fidelity Total International Equity Fund 1.4 Fidelity Commodity Strategy Fund 1.4 Fidelity International Capital Appreciation Fund 1.4 85.0
VIP FundsManager 30% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 30% Portfolio
Class Name	VIP FundsManager® 30% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 42,742,817
Holdings Count | shares	31
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$42,742,817
Number of Holdings	31
Portfolio Turnover	33%

Holdings [Text Block]	Bond Funds 47.1 Domestic Equity Funds 20.8 Short-Term Funds 14.0 International Equity Funds 13.3 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 47.1 Domestic Equity Funds - 20.8 Short-Term Funds - 14.0 International Equity Funds - 13.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Total Bond Fund 22.0 VIP Investment Grade Bond II Portfolio - Investor Class 22.0 VIP Stock Selector Portfolio - Investor Class 14.5 Fidelity Investments Money Market Government Portfolio - Institutional Class 14.0 Fidelity Emerging Markets Fund 3.6 Fidelity Overseas Fund 2.8 Fidelity Inflation-Protected Bond Index Fund 1.9 Fidelity Total International Equity Fund 1.4 Fidelity Commodity Strategy Fund 1.4 Fidelity International Capital Appreciation Fund 1.4 85.0
VIP FundsManager 30% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 30% Portfolio
Class Name	VIP FundsManager® 30% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 42,742,817
Holdings Count | shares	31
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$42,742,817
Number of Holdings	31
Portfolio Turnover	33%

Holdings [Text Block]	Bond Funds 47.1 Domestic Equity Funds 20.8 Short-Term Funds 14.0 International Equity Funds 13.3 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 47.1 Domestic Equity Funds - 20.8 Short-Term Funds - 14.0 International Equity Funds - 13.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Total Bond Fund 22.0 VIP Investment Grade Bond II Portfolio - Investor Class 22.0 VIP Stock Selector Portfolio - Investor Class 14.5 Fidelity Investments Money Market Government Portfolio - Institutional Class 14.0 Fidelity Emerging Markets Fund 3.6 Fidelity Overseas Fund 2.8 Fidelity Inflation-Protected Bond Index Fund 1.9 Fidelity Total International Equity Fund 1.4 Fidelity Commodity Strategy Fund 1.4 Fidelity International Capital Appreciation Fund 1.4 85.0
VIP FundsManager 20% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 20% Portfolio
Class Name	VIP FundsManager® 20% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 693,352,595
Holdings Count | shares	39
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$693,352,595
Number of Holdings	39
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 46.7 Short-Term Funds 24.6 Domestic Equity Funds 14.6 International Equity Funds 9.0 Short-Term Investments and Net Other Assets (Liabilities) 5.1 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 46.7 Short-Term Funds - 24.6 Domestic Equity Funds - 14.6 International Equity Funds - 9.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Investments Money Market Government Portfolio - Institutional Class 24.6 Fidelity Total Bond Fund 21.8 VIP Investment Grade Bond II Portfolio - Investor Class 21.8 VIP Stock Selector Portfolio - Investor Class 9.5 Fidelity Emerging Markets Fund 2.1 Fidelity Inflation-Protected Bond Index Fund 1.9 Fidelity Overseas Fund 1.9 Fidelity Commodity Strategy Fund 1.4 Fidelity Hedged Equity Fund 1.0 Fidelity Total International Equity Fund 1.0 87.0
VIP FundsManager 20% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 20% Portfolio
Class Name	VIP FundsManager® 20% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 693,352,595
Holdings Count | shares	39
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$693,352,595
Number of Holdings	39
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 46.7 Short-Term Funds 24.6 Domestic Equity Funds 14.6 International Equity Funds 9.0 Short-Term Investments and Net Other Assets (Liabilities) 5.1 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 46.7 Short-Term Funds - 24.6 Domestic Equity Funds - 14.6 International Equity Funds - 9.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Investments Money Market Government Portfolio - Institutional Class 24.6 Fidelity Total Bond Fund 21.8 VIP Investment Grade Bond II Portfolio - Investor Class 21.8 VIP Stock Selector Portfolio - Investor Class 9.5 Fidelity Emerging Markets Fund 2.1 Fidelity Inflation-Protected Bond Index Fund 1.9 Fidelity Overseas Fund 1.9 Fidelity Commodity Strategy Fund 1.4 Fidelity Hedged Equity Fund 1.0 Fidelity Total International Equity Fund 1.0 87.0
VIP FundsManager 20% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 20% Portfolio
Class Name	VIP FundsManager® 20% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 693,352,595
Holdings Count | shares	39
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$693,352,595
Number of Holdings	39
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 46.7 Short-Term Funds 24.6 Domestic Equity Funds 14.6 International Equity Funds 9.0 Short-Term Investments and Net Other Assets (Liabilities) 5.1 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 46.7 Short-Term Funds - 24.6 Domestic Equity Funds - 14.6 International Equity Funds - 9.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Investments Money Market Government Portfolio - Institutional Class 24.6 Fidelity Total Bond Fund 21.8 VIP Investment Grade Bond II Portfolio - Investor Class 21.8 VIP Stock Selector Portfolio - Investor Class 9.5 Fidelity Emerging Markets Fund 2.1 Fidelity Inflation-Protected Bond Index Fund 1.9 Fidelity Overseas Fund 1.9 Fidelity Commodity Strategy Fund 1.4 Fidelity Hedged Equity Fund 1.0 Fidelity Total International Equity Fund 1.0 87.0
VIP Freedom Lifetime Income III Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Freedom Lifetime Income® III Portfolio
Class Name	VIP Freedom Lifetime Income® III Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom Lifetime Income® III Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® III Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 30,893,430
Holdings Count | shares	15
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$30,893,430
Number of Holdings	15
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 51.1 Domestic Equity Funds 26.0 International Equity Funds 22.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 51.1 Domestic Equity Funds - 26.0 International Equity Funds - 22.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 28.1 VIP Overseas Portfolio - Investor Class 14.4 Fidelity Inflation-Protected Bond Index Fund 13.1 VIP Emerging Markets Portfolio - Investor Class 8.5 VIP Growth Portfolio - Investor Class 7.4 VIP Growth & Income Portfolio - Investor Class 4.8 Fidelity Long-Term Treasury Bond Index Fund 4.6 VIP Contrafund Portfolio - Investor Class 4.4 Fidelity International Bond Index Fund 4.1 VIP Equity Income Portfolio - Investor Class 3.5 92.9
VIP Freedom Lifetime Income II Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Freedom Lifetime Income® II Portfolio
Class Name	VIP Freedom Lifetime Income® II Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom Lifetime Income® II Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® II Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 25,581,659
Holdings Count | shares	16
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$25,581,659
Number of Holdings	16
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 56.8 Domestic Equity Funds 18.3 International Equity Funds 17.4 Short-Term Funds 7.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.8 Domestic Equity Funds - 18.3 International Equity Funds - 17.4 Short-Term Funds - 7.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 33.1 Fidelity Inflation-Protected Bond Index Fund 14.9 VIP Overseas Portfolio - Investor Class 10.8 VIP Government Money Market Portfolio - Investor Class 7.5 VIP Emerging Markets Portfolio - Investor Class 6.6 VIP Growth Portfolio - Investor Class 5.0 Fidelity International Bond Index Fund 4.5 VIP Growth & Income Portfolio - Investor Class 3.3 Fidelity Long-Term Treasury Bond Index Fund 3.1 VIP Contrafund Portfolio - Investor Class 2.9 91.7
VIP Freedom Lifetime Income I Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Freedom Lifetime Income® I Portfolio
Class Name	VIP Freedom Lifetime Income® I Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom Lifetime Income® I Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® I Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 7,996,170
Holdings Count | shares	16
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$7,996,170
Number of Holdings	16
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 57.4 Domestic Equity Funds 16.4 International Equity Funds 15.9 Short-Term Funds 10.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.4 Domestic Equity Funds - 16.4 International Equity Funds - 15.9 Short-Term Funds - 10.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 33.4 Fidelity Inflation-Protected Bond Index Fund 15.5 VIP Government Money Market Portfolio - Investor Class 10.3 VIP Overseas Portfolio - Investor Class 9.8 VIP Emerging Markets Portfolio - Investor Class 6.1 Fidelity International Bond Index Fund 4.5 VIP Growth Portfolio - Investor Class 4.3 VIP Growth & Income Portfolio - Investor Class 2.9 Fidelity Long-Term Treasury Bond Index Fund 2.8 VIP Contrafund Portfolio - Investor Class 2.5 92.1
VIP Freedom Retirement Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom Retirement Portfolio℠
Class Name	VIP Freedom Retirement Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom Retirement Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 117,656,962
Holdings Count | shares	15
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$117,656,962
Number of Holdings	15
Portfolio Turnover	48%

Holdings [Text Block]	Bond Funds 56.6 International Equity Funds 16.7 Domestic Equity Funds 15.5 Short-Term Funds 11.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.6 International Equity Funds - 16.7 Domestic Equity Funds - 15.5 Short-Term Funds - 11.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 30.6 Fidelity Inflation-Protected Bond Index Fund 18.7 VIP Government Money Market Portfolio - Initial Class 11.2 VIP Overseas Portfolio - Initial Class 10.3 VIP Emerging Markets Portfolio - Initial Class 6.4 VIP Growth Portfolio - Initial Class 4.6 Fidelity International Bond Index Fund 4.3 VIP Growth & Income Portfolio - Initial Class 3.0 VIP Contrafund Portfolio - Initial Class 2.7 Fidelity Long-Term Treasury Bond Index Fund 2.6 94.4
VIP Freedom Retirement Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom Retirement Portfolio℠
Class Name	VIP Freedom Retirement Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom Retirement Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 117,656,962
Holdings Count | shares	15
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$117,656,962
Number of Holdings	15
Portfolio Turnover	48%

Holdings [Text Block]	Bond Funds 56.6 International Equity Funds 16.7 Domestic Equity Funds 15.5 Short-Term Funds 11.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.6 International Equity Funds - 16.7 Domestic Equity Funds - 15.5 Short-Term Funds - 11.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 30.6 Fidelity Inflation-Protected Bond Index Fund 18.7 VIP Government Money Market Portfolio - Initial Class 11.2 VIP Overseas Portfolio - Initial Class 10.3 VIP Emerging Markets Portfolio - Initial Class 6.4 VIP Growth Portfolio - Initial Class 4.6 Fidelity International Bond Index Fund 4.3 VIP Growth & Income Portfolio - Initial Class 3.0 VIP Contrafund Portfolio - Initial Class 2.7 Fidelity Long-Term Treasury Bond Index Fund 2.6 94.4
VIP Freedom Retirement Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom Retirement Portfolio℠
Class Name	VIP Freedom Retirement Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom Retirement Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 117,656,962
Holdings Count | shares	15
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$117,656,962
Number of Holdings	15
Portfolio Turnover	48%

Holdings [Text Block]	Bond Funds 56.6 International Equity Funds 16.7 Domestic Equity Funds 15.5 Short-Term Funds 11.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.6 International Equity Funds - 16.7 Domestic Equity Funds - 15.5 Short-Term Funds - 11.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 30.6 Fidelity Inflation-Protected Bond Index Fund 18.7 VIP Government Money Market Portfolio - Initial Class 11.2 VIP Overseas Portfolio - Initial Class 10.3 VIP Emerging Markets Portfolio - Initial Class 6.4 VIP Growth Portfolio - Initial Class 4.6 Fidelity International Bond Index Fund 4.3 VIP Growth & Income Portfolio - Initial Class 3.0 VIP Contrafund Portfolio - Initial Class 2.7 Fidelity Long-Term Treasury Bond Index Fund 2.6 94.4
VIP Freedom 2065 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2065 Portfolio℠
Class Name	VIP Freedom 2065 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 42,971,644
Holdings Count | shares	10
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$42,971,644
Number of Holdings	10
Portfolio Turnover	50%

Holdings [Text Block]	Domestic Equity Funds 54.0 International Equity Funds 42.9 Bond Funds 3.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.0 International Equity Funds - 42.9 Bond Funds - 3.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.2 VIP Growth Portfolio - Initial Class 16.0 VIP Emerging Markets Portfolio - Initial Class 15.7 VIP Growth & Income Portfolio - Initial Class 10.5 VIP Contrafund Portfolio - Initial Class 9.5 VIP Equity-Income Portfolio - Initial Class 7.6 VIP Value Portfolio - Initial Class 5.3 Fidelity Long-Term Treasury Bond Index Fund 3.1 VIP Value Strategies Portfolio - Initial Class 2.7 VIP Mid Cap Portfolio - Initial Class 2.4 100.0
VIP Freedom 2065 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2065 Portfolio℠
Class Name	VIP Freedom 2065 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 42,971,644
Holdings Count | shares	10
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$42,971,644
Number of Holdings	10
Portfolio Turnover	50%

Holdings [Text Block]	Domestic Equity Funds 54.0 International Equity Funds 42.9 Bond Funds 3.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.0 International Equity Funds - 42.9 Bond Funds - 3.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.2 VIP Growth Portfolio - Initial Class 16.0 VIP Emerging Markets Portfolio - Initial Class 15.7 VIP Growth & Income Portfolio - Initial Class 10.5 VIP Contrafund Portfolio - Initial Class 9.5 VIP Equity-Income Portfolio - Initial Class 7.6 VIP Value Portfolio - Initial Class 5.3 Fidelity Long-Term Treasury Bond Index Fund 3.1 VIP Value Strategies Portfolio - Initial Class 2.7 VIP Mid Cap Portfolio - Initial Class 2.4 100.0
VIP Freedom 2065 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2065 Portfolio℠
Class Name	VIP Freedom 2065 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 42,971,644
Holdings Count | shares	10
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$42,971,644
Number of Holdings	10
Portfolio Turnover	50%

Holdings [Text Block]	Domestic Equity Funds 54.0 International Equity Funds 42.9 Bond Funds 3.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.0 International Equity Funds - 42.9 Bond Funds - 3.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.2 VIP Growth Portfolio - Initial Class 16.0 VIP Emerging Markets Portfolio - Initial Class 15.7 VIP Growth & Income Portfolio - Initial Class 10.5 VIP Contrafund Portfolio - Initial Class 9.5 VIP Equity-Income Portfolio - Initial Class 7.6 VIP Value Portfolio - Initial Class 5.3 Fidelity Long-Term Treasury Bond Index Fund 3.1 VIP Value Strategies Portfolio - Initial Class 2.7 VIP Mid Cap Portfolio - Initial Class 2.4 100.0
VIP Freedom 2060 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2060 Portfolio℠
Class Name	VIP Freedom 2060 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 40,966,652
Holdings Count | shares	10
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$40,966,652
Number of Holdings	10
Portfolio Turnover	36%

Holdings [Text Block]	Domestic Equity Funds 54.0 International Equity Funds 42.9 Bond Funds 3.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.0 International Equity Funds - 42.9 Bond Funds - 3.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.2 VIP Growth Portfolio - Initial Class 16.0 VIP Emerging Markets Portfolio - Initial Class 15.7 VIP Growth & Income Portfolio - Initial Class 10.5 VIP Contrafund Portfolio - Initial Class 9.5 VIP Equity-Income Portfolio - Initial Class 7.6 VIP Value Portfolio - Initial Class 5.3 Fidelity Long-Term Treasury Bond Index Fund 3.1 VIP Value Strategies Portfolio - Initial Class 2.7 VIP Mid Cap Portfolio - Initial Class 2.4 100.0
VIP Freedom 2060 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2060 Portfolio℠
Class Name	VIP Freedom 2060 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 40,966,652
Holdings Count | shares	10
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$40,966,652
Number of Holdings	10
Portfolio Turnover	36%

Holdings [Text Block]	Domestic Equity Funds 54.0 International Equity Funds 42.9 Bond Funds 3.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.0 International Equity Funds - 42.9 Bond Funds - 3.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.2 VIP Growth Portfolio - Initial Class 16.0 VIP Emerging Markets Portfolio - Initial Class 15.7 VIP Growth & Income Portfolio - Initial Class 10.5 VIP Contrafund Portfolio - Initial Class 9.5 VIP Equity-Income Portfolio - Initial Class 7.6 VIP Value Portfolio - Initial Class 5.3 Fidelity Long-Term Treasury Bond Index Fund 3.1 VIP Value Strategies Portfolio - Initial Class 2.7 VIP Mid Cap Portfolio - Initial Class 2.4 100.0
VIP Freedom 2060 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2060 Portfolio℠
Class Name	VIP Freedom 2060 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 40,966,652
Holdings Count | shares	10
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$40,966,652
Number of Holdings	10
Portfolio Turnover	36%

Holdings [Text Block]	Domestic Equity Funds 54.0 International Equity Funds 42.9 Bond Funds 3.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.0 International Equity Funds - 42.9 Bond Funds - 3.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.2 VIP Growth Portfolio - Initial Class 16.0 VIP Emerging Markets Portfolio - Initial Class 15.7 VIP Growth & Income Portfolio - Initial Class 10.5 VIP Contrafund Portfolio - Initial Class 9.5 VIP Equity-Income Portfolio - Initial Class 7.6 VIP Value Portfolio - Initial Class 5.3 Fidelity Long-Term Treasury Bond Index Fund 3.1 VIP Value Strategies Portfolio - Initial Class 2.7 VIP Mid Cap Portfolio - Initial Class 2.4 100.0
VIP Freedom 2055 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2055 Portfolio℠
Class Name	VIP Freedom 2055 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 48,972,954
Holdings Count | shares	10
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$48,972,954
Number of Holdings	10
Portfolio Turnover	47%

Holdings [Text Block]	Domestic Equity Funds 53.8 International Equity Funds 42.7 Bond Funds 3.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.8 International Equity Funds - 42.7 Bond Funds - 3.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.1 VIP Growth Portfolio - Initial Class 15.8 VIP Emerging Markets Portfolio - Initial Class 15.6 VIP Growth & Income Portfolio - Initial Class 10.5 VIP Contrafund Portfolio - Initial Class 9.5 VIP Equity-Income Portfolio - Initial Class 7.6 VIP Value Portfolio - Initial Class 5.3 Fidelity Long-Term Treasury Bond Index Fund 3.5 VIP Value Strategies Portfolio - Initial Class 2.7 VIP Mid Cap Portfolio - Initial Class 2.4 100.0
VIP Freedom 2055 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2055 Portfolio℠
Class Name	VIP Freedom 2055 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 48,972,954
Holdings Count | shares	10
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$48,972,954
Number of Holdings	10
Portfolio Turnover	47%

Holdings [Text Block]	Domestic Equity Funds 53.8 International Equity Funds 42.7 Bond Funds 3.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.8 International Equity Funds - 42.7 Bond Funds - 3.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.1 VIP Growth Portfolio - Initial Class 15.8 VIP Emerging Markets Portfolio - Initial Class 15.6 VIP Growth & Income Portfolio - Initial Class 10.5 VIP Contrafund Portfolio - Initial Class 9.5 VIP Equity-Income Portfolio - Initial Class 7.6 VIP Value Portfolio - Initial Class 5.3 Fidelity Long-Term Treasury Bond Index Fund 3.5 VIP Value Strategies Portfolio - Initial Class 2.7 VIP Mid Cap Portfolio - Initial Class 2.4 100.0
VIP Freedom 2055 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2055 Portfolio℠
Class Name	VIP Freedom 2055 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 48,972,954
Holdings Count | shares	10
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$48,972,954
Number of Holdings	10
Portfolio Turnover	47%

Holdings [Text Block]	Domestic Equity Funds 53.8 International Equity Funds 42.7 Bond Funds 3.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.8 International Equity Funds - 42.7 Bond Funds - 3.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.1 VIP Growth Portfolio - Initial Class 15.8 VIP Emerging Markets Portfolio - Initial Class 15.6 VIP Growth & Income Portfolio - Initial Class 10.5 VIP Contrafund Portfolio - Initial Class 9.5 VIP Equity-Income Portfolio - Initial Class 7.6 VIP Value Portfolio - Initial Class 5.3 Fidelity Long-Term Treasury Bond Index Fund 3.5 VIP Value Strategies Portfolio - Initial Class 2.7 VIP Mid Cap Portfolio - Initial Class 2.4 100.0
VIP Freedom 2050 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2050 Portfolio℠
Class Name	VIP Freedom 2050 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 246,671,918
Holdings Count | shares	10
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$246,671,918
Number of Holdings	10
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 53.0 International Equity Funds 42.0 Bond Funds 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.0 International Equity Funds - 42.0 Bond Funds - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 26.8 VIP Growth Portfolio - Initial Class 15.6 VIP Emerging Markets Portfolio - Initial Class 15.2 VIP Growth & Income Portfolio - Initial Class 10.3 VIP Contrafund Portfolio - Initial Class 9.4 VIP Equity-Income Portfolio - Initial Class 7.5 VIP Value Portfolio - Initial Class 5.2 Fidelity Long-Term Treasury Bond Index Fund 5.0 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.4 100.0
VIP Freedom 2050 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2050 Portfolio℠
Class Name	VIP Freedom 2050 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 246,671,918
Holdings Count | shares	10
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$246,671,918
Number of Holdings	10
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 53.0 International Equity Funds 42.0 Bond Funds 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.0 International Equity Funds - 42.0 Bond Funds - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 26.8 VIP Growth Portfolio - Initial Class 15.6 VIP Emerging Markets Portfolio - Initial Class 15.2 VIP Growth & Income Portfolio - Initial Class 10.3 VIP Contrafund Portfolio - Initial Class 9.4 VIP Equity-Income Portfolio - Initial Class 7.5 VIP Value Portfolio - Initial Class 5.2 Fidelity Long-Term Treasury Bond Index Fund 5.0 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.4 100.0
VIP Freedom 2050 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2050 Portfolio℠
Class Name	VIP Freedom 2050 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 246,671,918
Holdings Count | shares	10
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$246,671,918
Number of Holdings	10
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 53.0 International Equity Funds 42.0 Bond Funds 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.0 International Equity Funds - 42.0 Bond Funds - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 26.8 VIP Growth Portfolio - Initial Class 15.6 VIP Emerging Markets Portfolio - Initial Class 15.2 VIP Growth & Income Portfolio - Initial Class 10.3 VIP Contrafund Portfolio - Initial Class 9.4 VIP Equity-Income Portfolio - Initial Class 7.5 VIP Value Portfolio - Initial Class 5.2 Fidelity Long-Term Treasury Bond Index Fund 5.0 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.4 100.0
VIP Freedom 2045 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2045 Portfolio℠
Class Name	VIP Freedom 2045 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 296,469,758
Holdings Count | shares	10
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$296,469,758
Number of Holdings	10
Portfolio Turnover	33%

Holdings [Text Block]	Domestic Equity Funds 52.0 International Equity Funds 41.3 Bond Funds 6.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.0 International Equity Funds - 41.3 Bond Funds - 6.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 26.6 VIP Growth Portfolio - Initial Class 15.4 VIP Emerging Markets Portfolio - Initial Class 14.7 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.2 VIP Equity-Income Portfolio - Initial Class 7.3 Fidelity Long-Term Treasury Bond Index Fund 6.7 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 100.0
VIP Freedom 2045 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2045 Portfolio℠
Class Name	VIP Freedom 2045 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 296,469,758
Holdings Count | shares	10
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$296,469,758
Number of Holdings	10
Portfolio Turnover	33%

Holdings [Text Block]	Domestic Equity Funds 52.0 International Equity Funds 41.3 Bond Funds 6.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.0 International Equity Funds - 41.3 Bond Funds - 6.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 26.6 VIP Growth Portfolio - Initial Class 15.4 VIP Emerging Markets Portfolio - Initial Class 14.7 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.2 VIP Equity-Income Portfolio - Initial Class 7.3 Fidelity Long-Term Treasury Bond Index Fund 6.7 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 100.0
VIP Freedom 2045 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2045 Portfolio℠
Class Name	VIP Freedom 2045 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 296,469,758
Holdings Count | shares	10
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$296,469,758
Number of Holdings	10
Portfolio Turnover	33%

Holdings [Text Block]	Domestic Equity Funds 52.0 International Equity Funds 41.3 Bond Funds 6.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.0 International Equity Funds - 41.3 Bond Funds - 6.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 26.6 VIP Growth Portfolio - Initial Class 15.4 VIP Emerging Markets Portfolio - Initial Class 14.7 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.2 VIP Equity-Income Portfolio - Initial Class 7.3 Fidelity Long-Term Treasury Bond Index Fund 6.7 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 100.0
VIP Freedom 2040 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2040 Portfolio℠
Class Name	VIP Freedom 2040 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 538,756,427
Holdings Count | shares	14
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$538,756,427
Number of Holdings	14
Portfolio Turnover	33%

Holdings [Text Block]	Domestic Equity Funds 46.0 International Equity Funds 37.3 Bond Funds 16.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 46.0 International Equity Funds - 37.3 Bond Funds - 16.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 24.0 VIP Growth Portfolio - Initial Class 13.5 VIP Emerging Markets Portfolio - Initial Class 13.3 VIP Growth & Income Portfolio - Initial Class 9.0 Fidelity Long-Term Treasury Bond Index Fund 8.4 VIP Contrafund Portfolio - Initial Class 8.1 VIP Equity-Income Portfolio - Initial Class 6.5 VIP Value Portfolio - Initial Class 4.6 VIP Investment Grade Bond II Portfolio - Initial Class 4.1 VIP Value Strategies Portfolio - Initial Class 2.3 93.8
VIP Freedom 2040 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2040 Portfolio℠
Class Name	VIP Freedom 2040 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 538,756,427
Holdings Count | shares	14
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$538,756,427
Number of Holdings	14
Portfolio Turnover	33%

Holdings [Text Block]	Domestic Equity Funds 46.0 International Equity Funds 37.3 Bond Funds 16.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 46.0 International Equity Funds - 37.3 Bond Funds - 16.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 24.0 VIP Growth Portfolio - Initial Class 13.5 VIP Emerging Markets Portfolio - Initial Class 13.3 VIP Growth & Income Portfolio - Initial Class 9.0 Fidelity Long-Term Treasury Bond Index Fund 8.4 VIP Contrafund Portfolio - Initial Class 8.1 VIP Equity-Income Portfolio - Initial Class 6.5 VIP Value Portfolio - Initial Class 4.6 VIP Investment Grade Bond II Portfolio - Initial Class 4.1 VIP Value Strategies Portfolio - Initial Class 2.3 93.8
VIP Freedom 2040 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2040 Portfolio℠
Class Name	VIP Freedom 2040 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 538,756,427
Holdings Count | shares	14
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$538,756,427
Number of Holdings	14
Portfolio Turnover	33%

Holdings [Text Block]	Domestic Equity Funds 46.0 International Equity Funds 37.3 Bond Funds 16.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 46.0 International Equity Funds - 37.3 Bond Funds - 16.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 24.0 VIP Growth Portfolio - Initial Class 13.5 VIP Emerging Markets Portfolio - Initial Class 13.3 VIP Growth & Income Portfolio - Initial Class 9.0 Fidelity Long-Term Treasury Bond Index Fund 8.4 VIP Contrafund Portfolio - Initial Class 8.1 VIP Equity-Income Portfolio - Initial Class 6.5 VIP Value Portfolio - Initial Class 4.6 VIP Investment Grade Bond II Portfolio - Initial Class 4.1 VIP Value Strategies Portfolio - Initial Class 2.3 93.8
VIP Freedom 2035 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2035 Portfolio℠
Class Name	VIP Freedom 2035 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 535,060,559
Holdings Count | shares	14
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$535,060,559
Number of Holdings	14
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 37.3 International Equity Funds 31.5 Bond Funds 31.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 37.3 International Equity Funds - 31.5 Bond Funds - 31.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 20.2 VIP Investment Grade Bond II Portfolio - Initial Class 14.3 VIP Emerging Markets Portfolio - Initial Class 11.3 VIP Growth Portfolio - Initial Class 11.0 Fidelity Long-Term Treasury Bond Index Fund 8.0 VIP Growth & Income Portfolio - Initial Class 7.3 VIP Contrafund Portfolio - Initial Class 6.6 VIP Equity-Income Portfolio - Initial Class 5.3 Fidelity Inflation-Protected Bond Index Fund 4.9 VIP Value Portfolio - Initial Class 3.6 92.5
VIP Freedom 2035 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2035 Portfolio℠
Class Name	VIP Freedom 2035 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 535,060,559
Holdings Count | shares	14
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$535,060,559
Number of Holdings	14
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 37.3 International Equity Funds 31.5 Bond Funds 31.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 37.3 International Equity Funds - 31.5 Bond Funds - 31.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 20.2 VIP Investment Grade Bond II Portfolio - Initial Class 14.3 VIP Emerging Markets Portfolio - Initial Class 11.3 VIP Growth Portfolio - Initial Class 11.0 Fidelity Long-Term Treasury Bond Index Fund 8.0 VIP Growth & Income Portfolio - Initial Class 7.3 VIP Contrafund Portfolio - Initial Class 6.6 VIP Equity-Income Portfolio - Initial Class 5.3 Fidelity Inflation-Protected Bond Index Fund 4.9 VIP Value Portfolio - Initial Class 3.6 92.5
VIP Freedom 2035 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2035 Portfolio℠
Class Name	VIP Freedom 2035 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 535,060,559
Holdings Count | shares	14
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$535,060,559
Number of Holdings	14
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 37.3 International Equity Funds 31.5 Bond Funds 31.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 37.3 International Equity Funds - 31.5 Bond Funds - 31.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 20.2 VIP Investment Grade Bond II Portfolio - Initial Class 14.3 VIP Emerging Markets Portfolio - Initial Class 11.3 VIP Growth Portfolio - Initial Class 11.0 Fidelity Long-Term Treasury Bond Index Fund 8.0 VIP Growth & Income Portfolio - Initial Class 7.3 VIP Contrafund Portfolio - Initial Class 6.6 VIP Equity-Income Portfolio - Initial Class 5.3 Fidelity Inflation-Protected Bond Index Fund 4.9 VIP Value Portfolio - Initial Class 3.6 92.5
VIP Freedom 2030 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2030 Portfolio℠
Class Name	VIP Freedom 2030 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 964,674,625
Holdings Count | shares	14
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$964,674,625
Number of Holdings	14
Portfolio Turnover	38%

Holdings [Text Block]	Bond Funds 39.2 Domestic Equity Funds 32.5 International Equity Funds 28.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 39.2 Domestic Equity Funds - 32.5 International Equity Funds - 28.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 18.1 VIP Investment Grade Bond II Portfolio - Initial Class 17.8 VIP Emerging Markets Portfolio - Initial Class 10.2 VIP Growth Portfolio - Initial Class 9.6 Fidelity Inflation-Protected Bond Index Fund 9.1 Fidelity Long-Term Treasury Bond Index Fund 7.7 VIP Growth & Income Portfolio - Initial Class 6.3 VIP Contrafund Portfolio - Initial Class 5.8 VIP Equity-Income Portfolio - Initial Class 4.6 Fidelity International Bond Index Fund 3.4 92.6
VIP Freedom 2030 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2030 Portfolio℠
Class Name	VIP Freedom 2030 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 964,674,625
Holdings Count | shares	14
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$964,674,625
Number of Holdings	14
Portfolio Turnover	38%

Holdings [Text Block]	Bond Funds 39.2 Domestic Equity Funds 32.5 International Equity Funds 28.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 39.2 Domestic Equity Funds - 32.5 International Equity Funds - 28.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 18.1 VIP Investment Grade Bond II Portfolio - Initial Class 17.8 VIP Emerging Markets Portfolio - Initial Class 10.2 VIP Growth Portfolio - Initial Class 9.6 Fidelity Inflation-Protected Bond Index Fund 9.1 Fidelity Long-Term Treasury Bond Index Fund 7.7 VIP Growth & Income Portfolio - Initial Class 6.3 VIP Contrafund Portfolio - Initial Class 5.8 VIP Equity-Income Portfolio - Initial Class 4.6 Fidelity International Bond Index Fund 3.4 92.6
VIP Freedom 2030 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2030 Portfolio℠
Class Name	VIP Freedom 2030 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 964,674,625
Holdings Count | shares	14
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$964,674,625
Number of Holdings	14
Portfolio Turnover	38%

Holdings [Text Block]	Bond Funds 39.2 Domestic Equity Funds 32.5 International Equity Funds 28.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 39.2 Domestic Equity Funds - 32.5 International Equity Funds - 28.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 18.1 VIP Investment Grade Bond II Portfolio - Initial Class 17.8 VIP Emerging Markets Portfolio - Initial Class 10.2 VIP Growth Portfolio - Initial Class 9.6 Fidelity Inflation-Protected Bond Index Fund 9.1 Fidelity Long-Term Treasury Bond Index Fund 7.7 VIP Growth & Income Portfolio - Initial Class 6.3 VIP Contrafund Portfolio - Initial Class 5.8 VIP Equity-Income Portfolio - Initial Class 4.6 Fidelity International Bond Index Fund 3.4 92.6
VIP Freedom 2025 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2025 Portfolio℠
Class Name	VIP Freedom 2025 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 398,399,722
Holdings Count | shares	14
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$398,399,722
Number of Holdings	14
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 45.7 Domestic Equity Funds 28.6 International Equity Funds 25.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.7 Domestic Equity Funds - 28.6 International Equity Funds - 25.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 21.3 VIP Overseas Portfolio - Initial Class 16.3 Fidelity Inflation-Protected Bond Index Fund 12.9 VIP Emerging Markets Portfolio - Initial Class 9.4 VIP Growth Portfolio - Initial Class 8.5 Fidelity Long-Term Treasury Bond Index Fund 6.7 VIP Growth & Income Portfolio - Initial Class 5.6 VIP Contrafund Portfolio - Initial Class 5.1 VIP Equity-Income Portfolio - Initial Class 4.0 Fidelity International Bond Index Fund 3.6 93.4
VIP Freedom 2025 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2025 Portfolio℠
Class Name	VIP Freedom 2025 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 398,399,722
Holdings Count | shares	14
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$398,399,722
Number of Holdings	14
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 45.7 Domestic Equity Funds 28.6 International Equity Funds 25.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.7 Domestic Equity Funds - 28.6 International Equity Funds - 25.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 21.3 VIP Overseas Portfolio - Initial Class 16.3 Fidelity Inflation-Protected Bond Index Fund 12.9 VIP Emerging Markets Portfolio - Initial Class 9.4 VIP Growth Portfolio - Initial Class 8.5 Fidelity Long-Term Treasury Bond Index Fund 6.7 VIP Growth & Income Portfolio - Initial Class 5.6 VIP Contrafund Portfolio - Initial Class 5.1 VIP Equity-Income Portfolio - Initial Class 4.0 Fidelity International Bond Index Fund 3.6 93.4
VIP Freedom 2025 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2025 Portfolio℠
Class Name	VIP Freedom 2025 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 398,399,722
Holdings Count | shares	14
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$398,399,722
Number of Holdings	14
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 45.7 Domestic Equity Funds 28.6 International Equity Funds 25.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.7 Domestic Equity Funds - 28.6 International Equity Funds - 25.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 21.3 VIP Overseas Portfolio - Initial Class 16.3 Fidelity Inflation-Protected Bond Index Fund 12.9 VIP Emerging Markets Portfolio - Initial Class 9.4 VIP Growth Portfolio - Initial Class 8.5 Fidelity Long-Term Treasury Bond Index Fund 6.7 VIP Growth & Income Portfolio - Initial Class 5.6 VIP Contrafund Portfolio - Initial Class 5.1 VIP Equity-Income Portfolio - Initial Class 4.0 Fidelity International Bond Index Fund 3.6 93.4
VIP Freedom 2020 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2020 Portfolio℠
Class Name	VIP Freedom 2020 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 495,117,545
Holdings Count | shares	15
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$495,117,545
Number of Holdings	15
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 52.8 Domestic Equity Funds 24.3 International Equity Funds 22.7 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.8 Domestic Equity Funds - 24.3 International Equity Funds - 22.7 Short-Term Funds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 29.3 Fidelity Inflation-Protected Bond Index Fund 15.2 VIP Overseas Portfolio - Initial Class 14.3 VIP Emerging Markets Portfolio - Initial Class 8.4 VIP Growth Portfolio - Initial Class 7.2 VIP Growth & Income Portfolio - Initial Class 4.7 Fidelity International Bond Index Fund 4.4 VIP Contrafund Portfolio - Initial Class 4.3 Fidelity Long-Term Treasury Bond Index Fund 3.5 VIP Equity-Income Portfolio - Initial Class 3.4 94.7
VIP Freedom 2020 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2020 Portfolio℠
Class Name	VIP Freedom 2020 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 495,117,545
Holdings Count | shares	15
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$495,117,545
Number of Holdings	15
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 52.8 Domestic Equity Funds 24.3 International Equity Funds 22.7 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.8 Domestic Equity Funds - 24.3 International Equity Funds - 22.7 Short-Term Funds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 29.3 Fidelity Inflation-Protected Bond Index Fund 15.2 VIP Overseas Portfolio - Initial Class 14.3 VIP Emerging Markets Portfolio - Initial Class 8.4 VIP Growth Portfolio - Initial Class 7.2 VIP Growth & Income Portfolio - Initial Class 4.7 Fidelity International Bond Index Fund 4.4 VIP Contrafund Portfolio - Initial Class 4.3 Fidelity Long-Term Treasury Bond Index Fund 3.5 VIP Equity-Income Portfolio - Initial Class 3.4 94.7
VIP Freedom 2020 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2020 Portfolio℠
Class Name	VIP Freedom 2020 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 495,117,545
Holdings Count | shares	15
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$495,117,545
Number of Holdings	15
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 52.8 Domestic Equity Funds 24.3 International Equity Funds 22.7 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.8 Domestic Equity Funds - 24.3 International Equity Funds - 22.7 Short-Term Funds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 29.3 Fidelity Inflation-Protected Bond Index Fund 15.2 VIP Overseas Portfolio - Initial Class 14.3 VIP Emerging Markets Portfolio - Initial Class 8.4 VIP Growth Portfolio - Initial Class 7.2 VIP Growth & Income Portfolio - Initial Class 4.7 Fidelity International Bond Index Fund 4.4 VIP Contrafund Portfolio - Initial Class 4.3 Fidelity Long-Term Treasury Bond Index Fund 3.5 VIP Equity-Income Portfolio - Initial Class 3.4 94.7
VIP Freedom 2015 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2015 Portfolio℠
Class Name	VIP Freedom 2015 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 56,700,658
Holdings Count | shares	15
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$56,700,658
Number of Holdings	15
Portfolio Turnover	38%

Holdings [Text Block]	Bond Funds 54.6 Domestic Equity Funds 20.2 International Equity Funds 19.9 Short-Term Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.6 Domestic Equity Funds - 20.2 International Equity Funds - 19.9 Short-Term Funds - 5.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 29.8 Fidelity Inflation-Protected Bond Index Fund 16.8 VIP Overseas Portfolio - Initial Class 12.4 VIP Emerging Markets Portfolio - Initial Class 7.5 VIP Growth Portfolio - Initial Class 6.0 VIP Government Money Market Portfolio - Initial Class 5.3 Fidelity International Bond Index Fund 4.4 VIP Growth & Income Portfolio - Initial Class 3.9 VIP Contrafund Portfolio - Initial Class 3.6 Fidelity Long-Term Treasury Bond Index Fund 3.2 92.9
VIP Freedom 2015 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2015 Portfolio℠
Class Name	VIP Freedom 2015 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 56,700,658
Holdings Count | shares	15
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$56,700,658
Number of Holdings	15
Portfolio Turnover	38%

Holdings [Text Block]	Bond Funds 54.6 Domestic Equity Funds 20.2 International Equity Funds 19.9 Short-Term Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.6 Domestic Equity Funds - 20.2 International Equity Funds - 19.9 Short-Term Funds - 5.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 29.8 Fidelity Inflation-Protected Bond Index Fund 16.8 VIP Overseas Portfolio - Initial Class 12.4 VIP Emerging Markets Portfolio - Initial Class 7.5 VIP Growth Portfolio - Initial Class 6.0 VIP Government Money Market Portfolio - Initial Class 5.3 Fidelity International Bond Index Fund 4.4 VIP Growth & Income Portfolio - Initial Class 3.9 VIP Contrafund Portfolio - Initial Class 3.6 Fidelity Long-Term Treasury Bond Index Fund 3.2 92.9
VIP Freedom 2015 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2015 Portfolio℠
Class Name	VIP Freedom 2015 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 56,700,658
Holdings Count | shares	15
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$56,700,658
Number of Holdings	15
Portfolio Turnover	38%

Holdings [Text Block]	Bond Funds 54.6 Domestic Equity Funds 20.2 International Equity Funds 19.9 Short-Term Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.6 Domestic Equity Funds - 20.2 International Equity Funds - 19.9 Short-Term Funds - 5.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 29.8 Fidelity Inflation-Protected Bond Index Fund 16.8 VIP Overseas Portfolio - Initial Class 12.4 VIP Emerging Markets Portfolio - Initial Class 7.5 VIP Growth Portfolio - Initial Class 6.0 VIP Government Money Market Portfolio - Initial Class 5.3 Fidelity International Bond Index Fund 4.4 VIP Growth & Income Portfolio - Initial Class 3.9 VIP Contrafund Portfolio - Initial Class 3.6 Fidelity Long-Term Treasury Bond Index Fund 3.2 92.9
VIP Freedom 2010 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2010 Portfolio℠
Class Name	VIP Freedom 2010 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 234,836,618
Holdings Count | shares	15
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$234,836,618
Number of Holdings	15
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 55.7 International Equity Funds 17.6 Domestic Equity Funds 16.7 Short-Term Funds 10.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 55.7 International Equity Funds - 17.6 Domestic Equity Funds - 16.7 Short-Term Funds - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 30.4 Fidelity Inflation-Protected Bond Index Fund 17.8 VIP Overseas Portfolio - Initial Class 10.9 VIP Government Money Market Portfolio - Initial Class 10.0 VIP Emerging Markets Portfolio - Initial Class 6.7 VIP Growth Portfolio - Initial Class 4.9 Fidelity International Bond Index Fund 4.4 VIP Growth & Income Portfolio - Initial Class 3.3 VIP Contrafund Portfolio - Initial Class 3.0 Fidelity Long-Term Treasury Bond Index Fund 2.7 94.1
VIP Freedom 2010 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2010 Portfolio℠
Class Name	VIP Freedom 2010 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 234,836,618
Holdings Count | shares	15
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$234,836,618
Number of Holdings	15
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 55.7 International Equity Funds 17.6 Domestic Equity Funds 16.7 Short-Term Funds 10.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 55.7 International Equity Funds - 17.6 Domestic Equity Funds - 16.7 Short-Term Funds - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 30.4 Fidelity Inflation-Protected Bond Index Fund 17.8 VIP Overseas Portfolio - Initial Class 10.9 VIP Government Money Market Portfolio - Initial Class 10.0 VIP Emerging Markets Portfolio - Initial Class 6.7 VIP Growth Portfolio - Initial Class 4.9 Fidelity International Bond Index Fund 4.4 VIP Growth & Income Portfolio - Initial Class 3.3 VIP Contrafund Portfolio - Initial Class 3.0 Fidelity Long-Term Treasury Bond Index Fund 2.7 94.1
VIP Freedom 2010 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2010 Portfolio℠
Class Name	VIP Freedom 2010 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 234,836,618
Holdings Count | shares	15
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$234,836,618
Number of Holdings	15
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 55.7 International Equity Funds 17.6 Domestic Equity Funds 16.7 Short-Term Funds 10.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 55.7 International Equity Funds - 17.6 Domestic Equity Funds - 16.7 Short-Term Funds - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 30.4 Fidelity Inflation-Protected Bond Index Fund 17.8 VIP Overseas Portfolio - Initial Class 10.9 VIP Government Money Market Portfolio - Initial Class 10.0 VIP Emerging Markets Portfolio - Initial Class 6.7 VIP Growth Portfolio - Initial Class 4.9 Fidelity International Bond Index Fund 4.4 VIP Growth & Income Portfolio - Initial Class 3.3 VIP Contrafund Portfolio - Initial Class 3.0 Fidelity Long-Term Treasury Bond Index Fund 2.7 94.1
VIP Bond Index Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Bond Index Portfolio
Class Name	VIP Bond Index Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 1,256,138,185
Holdings Count | shares	4,157
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,256,138,185
Number of Holdings	4,157
Portfolio Turnover	71%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 66.8 AAA 2.8 AA 4.4 A 13.4 BBB 10.8 BB 0.4 Not Rated 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 66.8 AAA - 2.8 AA - 4.4 A - 13.4 BBB - 10.8 BB - 0.4 Not Rated - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.3 Corporate Bonds 28.1 U.S. Government Agency - Mortgage Securities 23.2 Foreign Government and Government Agency Obligations 1.7 CMOs and Other Mortgage Related Securities 1.5 Asset-Backed Securities 0.6 U.S. Government Agency Obligations 0.3 Municipal Securities 0.3 Other Investments 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.3 Corporate Bonds - 28.1 U.S. Government Agency - Mortgage Securities - 23.2 Foreign Government and Government Agency Obligations - 1.7 CMOs and Other Mortgage Related Securities - 1.5 Asset-Backed Securities - 0.6 U.S. Government Agency Obligations - 0.3 Municipal Securities - 0.3 Other Investments - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 93.4 Canada 1.2 United Kingdom 1.0 Japan 0.7 Multi-national 0.6 Mexico 0.6 Netherlands 0.2 Germany 0.2 Spain 0.2 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.4 Canada - 1.2 United Kingdom - 1.0 Japan - 0.7 Multi-national - 0.6 Mexico - 0.6 Netherlands - 0.2 Germany - 0.2 Spain - 0.2 Others - 1.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 33.3 US Treasury Bonds 10.0 Fannie Mae Mortgage pass-thru certificates 9.3 Freddie Mac Gold Pool 7.5 Ginnie Mae II Pool 4.6 Ginnie Mae I Pool 0.8 Freddie Mac Multifamily Structured pass-thru certificates 0.8 JPMorgan Chase & Co 0.7 Bank of America Corp 0.6 Uniform Mortgage Backed Securities 0.6 68.2
VIP Bond Index Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Bond Index Portfolio
Class Name	VIP Bond Index Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Net Assets	$ 1,256,138,185
Holdings Count | shares	4,157
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,256,138,185
Number of Holdings	4,157
Portfolio Turnover	71%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 66.8 AAA 2.8 AA 4.4 A 13.4 BBB 10.8 BB 0.4 Not Rated 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 66.8 AAA - 2.8 AA - 4.4 A - 13.4 BBB - 10.8 BB - 0.4 Not Rated - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.3 Corporate Bonds 28.1 U.S. Government Agency - Mortgage Securities 23.2 Foreign Government and Government Agency Obligations 1.7 CMOs and Other Mortgage Related Securities 1.5 Asset-Backed Securities 0.6 U.S. Government Agency Obligations 0.3 Municipal Securities 0.3 Other Investments 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.3 Corporate Bonds - 28.1 U.S. Government Agency - Mortgage Securities - 23.2 Foreign Government and Government Agency Obligations - 1.7 CMOs and Other Mortgage Related Securities - 1.5 Asset-Backed Securities - 0.6 U.S. Government Agency Obligations - 0.3 Municipal Securities - 0.3 Other Investments - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 93.4 Canada 1.2 United Kingdom 1.0 Japan 0.7 Multi-national 0.6 Mexico 0.6 Netherlands 0.2 Germany 0.2 Spain 0.2 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.4 Canada - 1.2 United Kingdom - 1.0 Japan - 0.7 Multi-national - 0.6 Mexico - 0.6 Netherlands - 0.2 Germany - 0.2 Spain - 0.2 Others - 1.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 33.3 US Treasury Bonds 10.0 Fannie Mae Mortgage pass-thru certificates 9.3 Freddie Mac Gold Pool 7.5 Ginnie Mae II Pool 4.6 Ginnie Mae I Pool 0.8 Freddie Mac Multifamily Structured pass-thru certificates 0.8 JPMorgan Chase & Co 0.7 Bank of America Corp 0.6 Uniform Mortgage Backed Securities 0.6 68.2
VIP Bond Index Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Bond Index Portfolio
Class Name	VIP Bond Index Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 1,256,138,185
Holdings Count | shares	4,157
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,256,138,185
Number of Holdings	4,157
Portfolio Turnover	71%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 66.8 AAA 2.8 AA 4.4 A 13.4 BBB 10.8 BB 0.4 Not Rated 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 66.8 AAA - 2.8 AA - 4.4 A - 13.4 BBB - 10.8 BB - 0.4 Not Rated - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.3 Corporate Bonds 28.1 U.S. Government Agency - Mortgage Securities 23.2 Foreign Government and Government Agency Obligations 1.7 CMOs and Other Mortgage Related Securities 1.5 Asset-Backed Securities 0.6 U.S. Government Agency Obligations 0.3 Municipal Securities 0.3 Other Investments 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.3 Corporate Bonds - 28.1 U.S. Government Agency - Mortgage Securities - 23.2 Foreign Government and Government Agency Obligations - 1.7 CMOs and Other Mortgage Related Securities - 1.5 Asset-Backed Securities - 0.6 U.S. Government Agency Obligations - 0.3 Municipal Securities - 0.3 Other Investments - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 93.4 Canada 1.2 United Kingdom 1.0 Japan 0.7 Multi-national 0.6 Mexico 0.6 Netherlands 0.2 Germany 0.2 Spain 0.2 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.4 Canada - 1.2 United Kingdom - 1.0 Japan - 0.7 Multi-national - 0.6 Mexico - 0.6 Netherlands - 0.2 Germany - 0.2 Spain - 0.2 Others - 1.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 33.3 US Treasury Bonds 10.0 Fannie Mae Mortgage pass-thru certificates 9.3 Freddie Mac Gold Pool 7.5 Ginnie Mae II Pool 4.6 Ginnie Mae I Pool 0.8 Freddie Mac Multifamily Structured pass-thru certificates 0.8 JPMorgan Chase & Co 0.7 Bank of America Corp 0.6 Uniform Mortgage Backed Securities 0.6 68.2
VIP Asset Manager 70% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 70% Portfolio
Class Name	VIP Asset Manager 70% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 43	0.82%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
Net Assets	$ 462,832,742
Holdings Count | shares	33
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$462,832,742
Number of Holdings	33
Portfolio Turnover	19%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.9 AAA 1.0 AA 0.1 A 1.7 BBB 2.7 BB 0.4 B 0.6 CCC,CC,C 0.1 D 0.0 Not Rated 2.3 Equities 75.6 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.9 AAA - 1.0 AA - 0.1 A - 1.7 BBB - 2.7 BB - 0.4 B - 0.6 CCC,CC,C - 0.1 D - 0.0 Not Rated - 2.3 Equities - 75.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 20.1 Financials 13.6 Industrials 8.3 Consumer Discretionary 5.3 Health Care 5.3 Communication Services 5.2 Consumer Staples 2.8 Energy 2.5 Materials 2.4 Utilities 1.7 Real Estate 1.3 Equities 75.6 Bonds 21.8 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Equities - 75.6 Bonds - 21.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 7.9 Fidelity Enhanced Small Cap Core ETF 3.2 NVIDIA Corp 2.9 Fidelity Blue Chip Growth ETF 2.6 Alphabet Inc Class A 2.5 US Treasury Bonds 2.2 Taiwan Semiconductor Manufacturing Co Ltd 2.2 Apple Inc 2.1 Amazon.com Inc 1.4 Fidelity Commodity Strategy Central Fund 1.3 28.3
VIP Asset Manager 70% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 70% Portfolio
Class Name	VIP Asset Manager 70% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 462,832,742
Holdings Count | shares	33
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$462,832,742
Number of Holdings	33
Portfolio Turnover	19%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.9 AAA 1.0 AA 0.1 A 1.7 BBB 2.7 BB 0.4 B 0.6 CCC,CC,C 0.1 D 0.0 Not Rated 2.3 Equities 75.6 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.9 AAA - 1.0 AA - 0.1 A - 1.7 BBB - 2.7 BB - 0.4 B - 0.6 CCC,CC,C - 0.1 D - 0.0 Not Rated - 2.3 Equities - 75.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 20.1 Financials 13.6 Industrials 8.3 Consumer Discretionary 5.3 Health Care 5.3 Communication Services 5.2 Consumer Staples 2.8 Energy 2.5 Materials 2.4 Utilities 1.7 Real Estate 1.3 Equities 75.6 Bonds 21.8 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Equities - 75.6 Bonds - 21.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 7.9 Fidelity Enhanced Small Cap Core ETF 3.2 NVIDIA Corp 2.9 Fidelity Blue Chip Growth ETF 2.6 Alphabet Inc Class A 2.5 US Treasury Bonds 2.2 Taiwan Semiconductor Manufacturing Co Ltd 2.2 Apple Inc 2.1 Amazon.com Inc 1.4 Fidelity Commodity Strategy Central Fund 1.3 28.3
VIP Asset Manager 70% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 70% Portfolio
Class Name	VIP Asset Manager 70% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 462,832,742
Holdings Count | shares	33
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$462,832,742
Number of Holdings	33
Portfolio Turnover	19%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.9 AAA 1.0 AA 0.1 A 1.7 BBB 2.7 BB 0.4 B 0.6 CCC,CC,C 0.1 D 0.0 Not Rated 2.3 Equities 75.6 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.9 AAA - 1.0 AA - 0.1 A - 1.7 BBB - 2.7 BB - 0.4 B - 0.6 CCC,CC,C - 0.1 D - 0.0 Not Rated - 2.3 Equities - 75.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 20.1 Financials 13.6 Industrials 8.3 Consumer Discretionary 5.3 Health Care 5.3 Communication Services 5.2 Consumer Staples 2.8 Energy 2.5 Materials 2.4 Utilities 1.7 Real Estate 1.3 Equities 75.6 Bonds 21.8 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Equities - 75.6 Bonds - 21.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 7.9 Fidelity Enhanced Small Cap Core ETF 3.2 NVIDIA Corp 2.9 Fidelity Blue Chip Growth ETF 2.6 Alphabet Inc Class A 2.5 US Treasury Bonds 2.2 Taiwan Semiconductor Manufacturing Co Ltd 2.2 Apple Inc 2.1 Amazon.com Inc 1.4 Fidelity Commodity Strategy Central Fund 1.3 28.3
VIP Asset Manager 70% Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 70% Portfolio
Class Name	VIP Asset Manager 70% Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 30	0.57%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
Net Assets	$ 462,832,742
Holdings Count | shares	33
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$462,832,742
Number of Holdings	33
Portfolio Turnover	19%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.9 AAA 1.0 AA 0.1 A 1.7 BBB 2.7 BB 0.4 B 0.6 CCC,CC,C 0.1 D 0.0 Not Rated 2.3 Equities 75.6 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.9 AAA - 1.0 AA - 0.1 A - 1.7 BBB - 2.7 BB - 0.4 B - 0.6 CCC,CC,C - 0.1 D - 0.0 Not Rated - 2.3 Equities - 75.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 20.1 Financials 13.6 Industrials 8.3 Consumer Discretionary 5.3 Health Care 5.3 Communication Services 5.2 Consumer Staples 2.8 Energy 2.5 Materials 2.4 Utilities 1.7 Real Estate 1.3 Equities 75.6 Bonds 21.8 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Equities - 75.6 Bonds - 21.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 7.9 Fidelity Enhanced Small Cap Core ETF 3.2 NVIDIA Corp 2.9 Fidelity Blue Chip Growth ETF 2.6 Alphabet Inc Class A 2.5 US Treasury Bonds 2.2 Taiwan Semiconductor Manufacturing Co Ltd 2.2 Apple Inc 2.1 Amazon.com Inc 1.4 Fidelity Commodity Strategy Central Fund 1.3 28.3
VIP Asset Manager 50% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 50% Portfolio
Class Name	VIP Asset Manager 50% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 1,000,194,765
Holdings Count | shares	36
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,000,194,765
Number of Holdings	36
Portfolio Turnover	15%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.2 AAA 2.0 AA 0.2 A 3.0 BBB 4.4 BB 0.9 B 0.7 CCC,CC,C 0.1 D 0.0 Not Rated 3.7 Equities 59.7 Short-Term Investments and Net Other Assets (Liabilities) 3.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.2 AAA - 2.0 AA - 0.2 A - 3.0 BBB - 4.4 BB - 0.9 B - 0.7 CCC,CC,C - 0.1 D - 0.0 Not Rated - 3.7 Equities - 59.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 16.2 Financials 13.0 Industrials 6.4 Communication Services 4.5 Consumer Discretionary 4.1 Health Care 4.0 Energy 2.3 Consumer Staples 2.1 Materials 1.9 Utilities 1.5 Real Estate 1.4 Equities 59.7 Bonds 37.2 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Equities - 59.7 Bonds - 37.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 13.0 US Treasury Bonds 4.1 Fidelity Enhanced Small Cap Core ETF 2.6 NVIDIA Corp 2.3 Fidelity Blue Chip Growth ETF 2.1 Alphabet Inc Class A 2.0 Fannie Mae Mortgage pass-thru certificates 1.8 Taiwan Semiconductor Manufacturing Co Ltd 1.7 Apple Inc 1.6 Freddie Mac Gold Pool 1.5 32.7
VIP Asset Manager 50% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 50% Portfolio
Class Name	VIP Asset Manager 50% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 1,000,194,765
Holdings Count | shares	36
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,000,194,765
Number of Holdings	36
Portfolio Turnover	15%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.2 AAA 2.0 AA 0.2 A 3.0 BBB 4.4 BB 0.9 B 0.7 CCC,CC,C 0.1 D 0.0 Not Rated 3.7 Equities 59.7 Short-Term Investments and Net Other Assets (Liabilities) 3.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.2 AAA - 2.0 AA - 0.2 A - 3.0 BBB - 4.4 BB - 0.9 B - 0.7 CCC,CC,C - 0.1 D - 0.0 Not Rated - 3.7 Equities - 59.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 16.2 Financials 13.0 Industrials 6.4 Communication Services 4.5 Consumer Discretionary 4.1 Health Care 4.0 Energy 2.3 Consumer Staples 2.1 Materials 1.9 Utilities 1.5 Real Estate 1.4 Equities 59.7 Bonds 37.2 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Equities - 59.7 Bonds - 37.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 13.0 US Treasury Bonds 4.1 Fidelity Enhanced Small Cap Core ETF 2.6 NVIDIA Corp 2.3 Fidelity Blue Chip Growth ETF 2.1 Alphabet Inc Class A 2.0 Fannie Mae Mortgage pass-thru certificates 1.8 Taiwan Semiconductor Manufacturing Co Ltd 1.7 Apple Inc 1.6 Freddie Mac Gold Pool 1.5 32.7
VIP Asset Manager 50% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 50% Portfolio
Class Name	VIP Asset Manager 50% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Net Assets	$ 1,000,194,765
Holdings Count | shares	36
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,000,194,765
Number of Holdings	36
Portfolio Turnover	15%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.2 AAA 2.0 AA 0.2 A 3.0 BBB 4.4 BB 0.9 B 0.7 CCC,CC,C 0.1 D 0.0 Not Rated 3.7 Equities 59.7 Short-Term Investments and Net Other Assets (Liabilities) 3.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.2 AAA - 2.0 AA - 0.2 A - 3.0 BBB - 4.4 BB - 0.9 B - 0.7 CCC,CC,C - 0.1 D - 0.0 Not Rated - 3.7 Equities - 59.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 16.2 Financials 13.0 Industrials 6.4 Communication Services 4.5 Consumer Discretionary 4.1 Health Care 4.0 Energy 2.3 Consumer Staples 2.1 Materials 1.9 Utilities 1.5 Real Estate 1.4 Equities 59.7 Bonds 37.2 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Equities - 59.7 Bonds - 37.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 13.0 US Treasury Bonds 4.1 Fidelity Enhanced Small Cap Core ETF 2.6 NVIDIA Corp 2.3 Fidelity Blue Chip Growth ETF 2.1 Alphabet Inc Class A 2.0 Fannie Mae Mortgage pass-thru certificates 1.8 Taiwan Semiconductor Manufacturing Co Ltd 1.7 Apple Inc 1.6 Freddie Mac Gold Pool 1.5 32.7
VIP Asset Manager 50% Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager 50% Portfolio
Class Name	VIP Asset Manager 50% Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 1,000,194,765
Holdings Count | shares	36
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,000,194,765
Number of Holdings	36
Portfolio Turnover	15%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.2 AAA 2.0 AA 0.2 A 3.0 BBB 4.4 BB 0.9 B 0.7 CCC,CC,C 0.1 D 0.0 Not Rated 3.7 Equities 59.7 Short-Term Investments and Net Other Assets (Liabilities) 3.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.2 AAA - 2.0 AA - 0.2 A - 3.0 BBB - 4.4 BB - 0.9 B - 0.7 CCC,CC,C - 0.1 D - 0.0 Not Rated - 3.7 Equities - 59.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 16.2 Financials 13.0 Industrials 6.4 Communication Services 4.5 Consumer Discretionary 4.1 Health Care 4.0 Energy 2.3 Consumer Staples 2.1 Materials 1.9 Utilities 1.5 Real Estate 1.4 Equities 59.7 Bonds 37.2 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Equities - 59.7 Bonds - 37.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 13.0 US Treasury Bonds 4.1 Fidelity Enhanced Small Cap Core ETF 2.6 NVIDIA Corp 2.3 Fidelity Blue Chip Growth ETF 2.1 Alphabet Inc Class A 2.0 Fannie Mae Mortgage pass-thru certificates 1.8 Taiwan Semiconductor Manufacturing Co Ltd 1.7 Apple Inc 1.6 Freddie Mac Gold Pool 1.5 32.7
VIP Investment Grade Bond II Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond II Portfolio
Class Name	VIP Investment Grade Bond II Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investment Grade Bond II Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
Net Assets	$ 3,620,556,155
Holdings Count | shares	4,537
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$3,620,556,155
Number of Holdings	4,537
Portfolio Turnover	177%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 63.1 AAA 5.9 AA 0.7 A 8.2 BBB 12.9 BB 2.0 B 0.8 CCC,CC,C 0.0 Not Rated 8.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 63.1 AAA - 5.9 AA - 0.7 A - 8.2 BBB - 12.9 BB - 2.0 B - 0.8 CCC,CC,C - 0.0 Not Rated - 8.8 Short-Term Investments and Net Other Assets (Liabilities) - (2.4)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 47.8 Corporate Bonds 22.0 U.S. Government Agency - Mortgage Securities 15.3 Asset-Backed Securities 9.4 CMOs and Other Mortgage Related Securities 7.6 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Options 0.1 Preferred Securities 0.0 Bank Loan Obligations 0.0 Municipal Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 47.8 Corporate Bonds - 22.0 U.S. Government Agency - Mortgage Securities - 15.3 Asset-Backed Securities - 9.4 CMOs and Other Mortgage Related Securities - 7.6 Foreign Government and Government Agency Obligations - 0.1 Other Investments - 0.1 Options - 0.1 Preferred Securities - 0.0 Bank Loan Obligations - 0.0 Municipal Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.4)% United States 90.8 Grand Cayman (UK Overseas Ter) 4.5 Mexico 0.9 Bailiwick Of Jersey 0.8 United Kingdom 0.6 Ireland 0.5 Multi-national 0.3 Japan 0.3 Bermuda 0.3 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.8 Grand Cayman (UK Overseas Ter) - 4.5 Mexico - 0.9 Bailiwick Of Jersey - 0.8 United Kingdom - 0.6 Ireland - 0.5 Multi-national - 0.3 Japan - 0.3 Bermuda - 0.3 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 35.2 US Treasury Bonds 12.6 Fannie Mae Mortgage pass-thru certificates 5.8 Ginnie Mae II Pool 4.1 Freddie Mac Gold Pool 3.9 Freddie Mac Multifamily Structured pass-thru certificates 2.5 Uniform Mortgage Backed Securities 1.3 Bank of America Corp 1.2 Morgan Stanley 1.1 JPMorgan Chase & Co 1.1 68.8
VIP Investment Grade Bond II Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond II Portfolio
Class Name	VIP Investment Grade Bond II Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Investment Grade Bond II Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 3,620,556,155
Holdings Count | shares	4,537
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$3,620,556,155
Number of Holdings	4,537
Portfolio Turnover	177%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 63.1 AAA 5.9 AA 0.7 A 8.2 BBB 12.9 BB 2.0 B 0.8 CCC,CC,C 0.0 Not Rated 8.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 63.1 AAA - 5.9 AA - 0.7 A - 8.2 BBB - 12.9 BB - 2.0 B - 0.8 CCC,CC,C - 0.0 Not Rated - 8.8 Short-Term Investments and Net Other Assets (Liabilities) - (2.4)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 47.8 Corporate Bonds 22.0 U.S. Government Agency - Mortgage Securities 15.3 Asset-Backed Securities 9.4 CMOs and Other Mortgage Related Securities 7.6 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Options 0.1 Preferred Securities 0.0 Bank Loan Obligations 0.0 Municipal Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 47.8 Corporate Bonds - 22.0 U.S. Government Agency - Mortgage Securities - 15.3 Asset-Backed Securities - 9.4 CMOs and Other Mortgage Related Securities - 7.6 Foreign Government and Government Agency Obligations - 0.1 Other Investments - 0.1 Options - 0.1 Preferred Securities - 0.0 Bank Loan Obligations - 0.0 Municipal Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.4)% United States 90.8 Grand Cayman (UK Overseas Ter) 4.5 Mexico 0.9 Bailiwick Of Jersey 0.8 United Kingdom 0.6 Ireland 0.5 Multi-national 0.3 Japan 0.3 Bermuda 0.3 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.8 Grand Cayman (UK Overseas Ter) - 4.5 Mexico - 0.9 Bailiwick Of Jersey - 0.8 United Kingdom - 0.6 Ireland - 0.5 Multi-national - 0.3 Japan - 0.3 Bermuda - 0.3 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 35.2 US Treasury Bonds 12.6 Fannie Mae Mortgage pass-thru certificates 5.8 Ginnie Mae II Pool 4.1 Freddie Mac Gold Pool 3.9 Freddie Mac Multifamily Structured pass-thru certificates 2.5 Uniform Mortgage Backed Securities 1.3 Bank of America Corp 1.2 Morgan Stanley 1.1 JPMorgan Chase & Co 1.1 68.8
VIP Freedom 2070 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2070 Portfolio℠
Class Name	VIP Freedom 2070 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 4,046,642
Holdings Count | shares	10
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$4,046,642
Number of Holdings	10
Portfolio Turnover	68%

Holdings [Text Block]	Domestic Equity Funds 54.0 International Equity Funds 42.9 Bond Funds 3.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.0 International Equity Funds - 42.9 Bond Funds - 3.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.2 VIP Growth Portfolio - Initial Class 16.0 VIP Emerging Markets Portfolio - Initial Class 15.7 VIP Growth & Income Portfolio - Initial Class 10.5 VIP Contrafund Portfolio - Initial Class 9.5 VIP Equity-Income Portfolio - Initial Class 7.6 VIP Value Portfolio - Initial Class 5.3 Fidelity Long-Term Treasury Bond Index Fund 3.1 VIP Value Strategies Portfolio - Initial Class 2.7 VIP Mid Cap Portfolio - Initial Class 2.4 100.0
VIP Freedom 2070 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2070 Portfolio℠
Class Name	VIP Freedom 2070 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 4,046,642
Holdings Count | shares	10
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$4,046,642
Number of Holdings	10
Portfolio Turnover	68%

Holdings [Text Block]	Domestic Equity Funds 54.0 International Equity Funds 42.9 Bond Funds 3.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.0 International Equity Funds - 42.9 Bond Funds - 3.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.2 VIP Growth Portfolio - Initial Class 16.0 VIP Emerging Markets Portfolio - Initial Class 15.7 VIP Growth & Income Portfolio - Initial Class 10.5 VIP Contrafund Portfolio - Initial Class 9.5 VIP Equity-Income Portfolio - Initial Class 7.6 VIP Value Portfolio - Initial Class 5.3 Fidelity Long-Term Treasury Bond Index Fund 3.1 VIP Value Strategies Portfolio - Initial Class 2.7 VIP Mid Cap Portfolio - Initial Class 2.4 100.0
VIP Freedom 2070 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2070 Portfolio℠
Class Name	VIP Freedom 2070 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 4,046,642
Holdings Count | shares	10
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$4,046,642
Number of Holdings	10
Portfolio Turnover	68%

Holdings [Text Block]	Domestic Equity Funds 54.0 International Equity Funds 42.9 Bond Funds 3.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.0 International Equity Funds - 42.9 Bond Funds - 3.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.2 VIP Growth Portfolio - Initial Class 16.0 VIP Emerging Markets Portfolio - Initial Class 15.7 VIP Growth & Income Portfolio - Initial Class 10.5 VIP Contrafund Portfolio - Initial Class 9.5 VIP Equity-Income Portfolio - Initial Class 7.6 VIP Value Portfolio - Initial Class 5.3 Fidelity Long-Term Treasury Bond Index Fund 3.1 VIP Value Strategies Portfolio - Initial Class 2.7 VIP Mid Cap Portfolio - Initial Class 2.4 100.0